SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05071 / 33-13247

SATURNA INVESTMENT TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Elliot S. Cohen
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number – (360) 734-9900  Ext. 1804

Date of fiscal year end:  November 30, 2024
Date of reporting period:  May 31, 2024

Item 1. Report To Shareowners
SBIFX

| SEXTANT BOND INCOME

Sextant Bond Income Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Bond Income Fund is current income. This Semi-Annual Shareholder Report contains important information about the Sextant Bond Income Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/bond-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Bond Income	$32.78	0.65%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant Bond Income Fund returned 1.71% and the Bloomberg US Aggregate Bond Index returned 2.12%. For the five-year period ended May 31, 2024, the Fund reported an annualized total return of -1.04%, compared to -0.17% for the Index. The primary reason for the Fund’s underperformance was its longer effective duration.

Factors Affecting Past Performance

Persistent high inflation, economic growth uncertainty, and widening deficits among most world economies brought considerable market volatility in fiscal 2024. The Treasury curve was highly volatile throughout the year, with swings of over 100 basis points (bps) across the curve. Ultimately, the curve shifted up over the year, especially in the long end, marking a pronounced bear steepener.

As of May 31, 2024, the Sextant Bond Income Fund had nearly 47% of assets in bonds maturing in 10+ years. In comparison, the Bloomberg US Aggregate Bond Index only held about 20% of such bonds. The Fund’s effective duration was 7.25 years, longer than that of the Index, with an effective duration of 6.06 years. More exposure to movements in interest rates resulted in additional downward movement in net asset value (NAV). However, the Fund was positioned as conservatively as possible within its objectives and mandate.

The Sextant Bond Income Fund maintained an average effective maturity of 10.43 years in fiscal 2024, up from 9.81 years for fiscal 2023. The Fund is defensively positioned relative to the effective maturity of the Morningstar Long-Term Bond category average at 18.7 years. The Fund also targets holdings with a bigger coupon, allowing income to contribute to price stability. As a result, the Fund was in the 22nd percentile of its Morningstar category for the three-year period ended May 31, 2024.

Looking Forward

Federal Reserve policy changes, economic uncertainty, persistent high inflation, and elevated geopolitical risks may lead to continued volatility for yields and the Treasury curve in fiscal 2025. The Sextant Bond Income Fund portfolio remains defensively positioned to better withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles rather than engage in market timing with outsized active bets.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

	Sextant Bond Income Fund $10,931	Bloomberg US Aggregate Bond Index $11,329
May - 14	10,000	10,000
June - 14	10,005	10,005
July - 14	10,012	9,980
August - 14	10,151	10,090
September - 14	10,041	10,022
October - 14	10,145	10,120
November - 14	10,227	10,192
December - 14	10,255	10,202
January - 15	10,514	10,415
February - 15	10,361	10,318
March - 15	10,411	10,365
April - 15	10,320	10,328
May - 15	10,307	10,303
June - 15	10,176	10,191
July - 15	10,244	10,262
August - 15	10,193	10,247
September - 15	10,260	10,316
October - 15	10,169	10,318
November - 15	10,178	10,291
December - 15	10,105	10,258
January - 16	10,229	10,399
February - 16	10,335	10,473
March - 16	10,485	10,569
April - 16	10,529	10,609
May - 16	10,557	10,612
June - 16	10,867	10,803
July - 16	10,973	10,871
August - 16	10,978	10,859
September - 16	10,940	10,852
October - 16	10,821	10,769
November - 16	10,474	10,514
December - 16	10,499	10,529
January - 17	10,528	10,550
February - 17	10,637	10,621
March - 17	10,624	10,615
April - 17	10,687	10,697
May - 17	10,821	10,779
June - 17	10,828	10,769
July - 17	10,900	10,815
August - 17	11,014	10,912
September - 17	10,956	10,860
October - 17	10,985	10,866
November - 17	10,947	10,852
December - 17	11,039	10,902
January - 18	10,876	10,777
February - 18	10,774	10,674
March - 18	10,846	10,743
April - 18	10,725	10,663
May - 18	10,840	10,739
June - 18	10,780	10,726
July - 18	10,789	10,728
August - 18	10,884	10,797
September - 18	10,802	10,728
October - 18	10,703	10,643
November - 18	10,752	10,707
December - 18	10,914	10,903
January - 19	11,052	11,019
February - 19	11,055	11,013
March - 19	11,304	11,224
April - 19	11,311	11,227
May - 19	11,518	11,426
June - 19	11,722	11,570
July - 19	11,776	11,595
August - 19	12,141	11,896
September - 19	12,034	11,833
October - 19	12,085	11,868
November - 19	12,091	11,862
December - 19	12,030	11,854
January - 20	12,399	12,082
February - 20	12,631	12,299
March - 20	12,203	12,227
April - 20	12,641	12,444
May - 20	12,738	12,502
June - 20	12,856	12,581
July - 20	13,227	12,769
August - 20	13,022	12,666
September - 20	13,021	12,659
October - 20	12,906	12,602
November - 20	13,116	12,726
December - 20	13,094	12,744
January - 21	12,887	12,652
February - 21	12,536	12,470
March - 21	12,257	12,314
April - 21	12,421	12,411
May - 21	12,517	12,452
June - 21	12,753	12,539
July - 21	12,967	12,679
August - 21	12,921	12,655
September - 21	12,709	12,546
October - 21	12,733	12,542
November - 21	12,829	12,579
December - 21	12,782	12,547
January - 22	12,401	12,277
February - 22	12,184	12,140
March - 22	11,826	11,803
April - 22	11,227	11,355
May - 22	11,253	11,428
June - 22	11,061	11,249
July - 22	11,425	11,523
August - 22	10,991	11,198
September - 22	10,362	10,714
October - 22	10,193	10,575
November - 22	10,656	10,964
December - 22	10,610	10,915
January - 23	10,954	11,251
February - 23	10,610	10,960
March - 23	10,980	11,238
April - 23	11,055	11,306
May - 23	10,884	11,183
June - 23	10,860	11,143
July - 23	10,837	11,135
August - 23	10,765	11,064
September - 23	10,418	10,783
October - 23	10,221	10,613
November - 23	10,747	11,094
December - 23	11,199	11,518
January - 24	11,125	11,487
February - 24	10,950	11,324
March - 24	11,078	11,429
April - 24	10,749	11,140
May - 24	10,931	11,329

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Bond Income	0.43%	- 1.04%	0.89%
Bloomberg US Aggregate Bond Index	1.31%	-0.17%	1.25%

Please visit www.saturna.com/sextant/bond-income-fund for more recent performance information.

SBIFX

| SEXTANT BOND INCOME

Sextant Bond Income Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$9,974,054
# of Portfolio Holdings	40
Advisory Fees Paid	$25,468
Portfolio Turnover Rate	4%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Treasury Bond (4.250% due 05/15/2039)	7.4%
United States Treasury Bond (3.375% due 11/15/2048)	4.5%
United States Treasury Bond (5.375% due 02/15/2031)	4.2%
Apple (4.500% due 02/23/2036)	3.4%
Microsoft (4.200% due 11/3/2035)	3.4%
Intel (4.000% due 12/15/2032)	3.3%
Home Depot (5.875% due 12/16/2036)	3.1%
Burlington Northern Santa Fe (5.050% due 03/1/2041)	2.9%
United States Treasury Note (2.875% due 05/15/2052)	2.9%
Praxair (3.550% due 11/7/2042)	2.8%

Sector Weightings

% of Total Net Assets

Government	27.2%
Technology	10.6%
Health Care	10.1%
Financials	8.9%
Industrials	6.6%
Energy	5.9%
Consumer Discretionary	5.7%
Utilities	5.2%
Consumer Staples	5.2%
Communications	4.4%
Other Sectors	2.8%
Other Assets (net of liabilities)	7.4%

Geographic Weightings

% of Total Net Assets

United States	85.5%
Canada	2.4%
Norway	2.4%
Netherlands	2.3%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SCORX

| SEXTANT CORE

Sextant Core Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Core Fund is long-term appreciation and capital preservation. This Semi-Annual Shareholder Report contains important information about the Sextant Core Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/core-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Core	$39.86	0.76%

How did the Fund perform over the last six months?

The Sextant Core Fund returned 9.77% for the six-month period as of May 31, 2024. The Dow Jones Moderate Portfolio Index returned 8.05% for the same period. On May 31, 2024, the Fund recorded a 30-day yield of 2.22%.

What Factors influenced Performance?

Equities

The Sextant Core Fund's mandate allocates a 60% weight in equity securities, with two-thirds being US-domiciled companies and one-third foreign-domiciled companies. The Fund generally holds equity positions in larger companies with strong balance sheets. As of May 31, 2024, equity holdings represented 59.19% of the Fund's portfolio. Companies in the Technology sector comprised the largest share of equities in the Fund (17.4%), followed by Industrials (15.1%) and Health Care (7.9%).

Optimism about advances in artificial intelligence (AI) drove global equities performance for the six-month period. The Sextant Core Fund owns several companies that stand to benefit from these advances, including chipmakers Nvidia, Broadcom, and Taiwan Semiconductor, as well as software infrastructure companies Microsoft and Oracle.

Fixed Income

The Sextant Core Fund targets an allocation of 40% cash and investment-grade fixed-income securities. The US Federal Reserve, after an aggressive string of rate hikes in 2022 and 2023, has been on "pause" for almost a year. Higher interest rates on bonds improve their ability to cushion equity declines and reduce portfolio volatility. The Fed's next move is likely to be interest rate cuts, but it is not certain when these cuts will happen.

Looking Forward

The second half of the fiscal year may feature increased political uncertainty. The UK holds its national elections in July, and the US holds it presidential elections in November. While optimism about AI drove recent equity returns, the increasingly adversarial relationship between the US and China escalates geopolitical risk, which is compounded by uncertainty around election outcomes. In the US, large budget deficits are beginning to bite with higher interest rates, which may constrain politicians from enacting growth-oriented fiscal policies such as tax cuts or spending increases. This may make it increasingly difficult to reign in higher than desired inflation rates.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

Sextant Core Fund $17,078
S&P Global 1200 Index $25,155
Dow Jones Moderate US Portfolio Index $16,934
Bloomberg US Aggregate Bond Index $11,329
60%|40% S&P Global 1200|Bloomberg U.S. Agg. Index $18,704
30,000
25,000
20,000
15,000
10,000
5,000
May - 14
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Sextant Core Fund $17,078	S&P Global 1200 Index $25,155	Dow Jones Moderate US Portfolio Index $16,934	Bloomberg US Aggregate Bond Index $11,329	60%|40% S&P Global 1200|Bloomberg U.S. Agg. Index $18,704
May - 14	10,000	10,000	10,000	10,000	10,000
June - 14	10,144	10,180	10,193	10,005	10,110
July - 14	9,968	10,040	10,047	9,980	10,016
August - 14	10,168	10,264	10,279	10,090	10,195
September - 14	10,056	9,977	9,976	10,022	9,996
October - 14	10,136	10,049	10,128	10,120	10,079
November - 14	10,242	10,241	10,210	10,192	10,223
December - 14	10,110	10,073	10,153	10,202	10,126
January - 15	10,011	9,891	10,132	10,415	10,101
February - 15	10,258	10,454	10,412	10,318	10,408
March - 15	10,200	10,293	10,383	10,365	10,331
April - 15	10,274	10,580	10,468	10,328	10,489
May - 15	10,209	10,605	10,462	10,303	10,494
June - 15	9,978	10,354	10,320	10,191	10,299
July - 15	9,986	10,494	10,340	10,262	10,412
August - 15	9,607	9,809	9,982	10,247	9,998
September - 15	9,467	9,462	9,793	10,316	9,813
October - 15	9,813	10,216	10,204	10,318	10,282
November - 15	9,793	10,163	10,159	10,291	10,240
December - 15	9,680	9,987	10,030	10,258	10,120
January - 16	9,358	9,413	9,683	10,399	9,827
February - 16	9,323	9,348	9,744	10,473	9,814
March - 16	9,741	10,004	10,273	10,569	10,263
April - 16	9,880	10,170	10,388	10,609	10,381
May - 16	10,002	10,217	10,407	10,612	10,411
June - 16	10,037	10,140	10,498	10,803	10,438
July - 16	10,280	10,574	10,813	10,871	10,733
August - 16	10,237	10,610	10,817	10,859	10,750
September - 16	10,219	10,654	10,869	10,852	10,774
October - 16	9,976	10,484	10,666	10,769	10,638
November - 16	9,967	10,622	10,707	10,514	10,621
December - 16	10,088	10,875	10,799	10,529	10,779
January - 17	10,203	11,153	11,010	10,550	10,953
February - 17	10,468	11,456	11,227	10,621	11,161
March - 17	10,538	11,614	11,278	10,615	11,251
April - 17	10,591	11,790	11,406	10,697	11,388
May - 17	10,750	12,048	11,540	10,779	11,573
June - 17	10,803	12,114	11,584	10,769	11,606
July - 17	10,883	12,437	11,792	10,815	11,812
August - 17	10,989	12,476	11,846	10,912	11,876
September - 17	11,183	12,747	11,965	10,860	12,008
October - 17	11,360	13,012	12,113	10,866	12,161
November - 17	11,477	13,272	12,310	10,852	12,301
December - 17	11,559	13,468	12,434	10,902	12,432
January - 18	11,827	14,209	12,818	10,777	12,785
February - 18	11,451	13,618	12,486	10,674	12,418
March - 18	11,317	13,344	12,437	10,743	12,300
April - 18	11,237	13,488	12,425	10,663	12,343
May - 18	11,380	13,539	12,525	10,739	12,406
June - 18	11,326	13,515	12,491	10,726	12,387
July - 18	11,756	13,956	12,671	10,728	12,630
August - 18	11,890	14,096	12,816	10,797	12,739
September - 18	11,899	14,200	12,770	10,728	12,763
October - 18	11,344	13,170	12,124	10,643	12,167
November - 18	11,487	13,341	12,276	10,707	12,291
December - 18	11,025	12,368	11,787	10,903	11,843
January - 19	11,543	13,313	12,472	11,019	12,436
February - 19	11,852	13,691	12,686	11,013	12,645
March - 19	11,961	13,886	12,823	11,224	12,850
April - 19	12,315	14,394	13,061	11,227	13,134
May - 19	11,861	13,565	12,646	11,426	12,773
June - 19	12,433	14,456	13,205	11,570	13,341
July - 19	12,487	14,491	13,252	11,595	13,372
August - 19	12,569	14,221	13,125	11,896	13,361
September - 19	12,669	14,560	13,262	11,833	13,524
October - 19	12,841	14,946	13,475	11,868	13,755
November - 19	12,996	15,338	13,691	11,862	13,969
December - 19	13,229	15,858	13,979	11,854	14,249
January - 20	13,209	15,720	13,918	12,082	14,284
February - 20	12,612	14,433	13,263	12,299	13,685
March - 20	11,650	12,573	11,875	12,227	12,595
April - 20	12,535	13,872	12,795	12,444	13,466
May - 20	12,892	14,496	13,206	12,502	13,854
June - 20	13,007	14,915	13,467	12,581	14,129
July - 20	13,489	15,617	13,985	12,769	14,613
August - 20	13,835	16,603	14,366	12,666	15,119
September - 20	13,652	16,049	14,121	12,659	14,813
October - 20	13,412	15,608	14,052	12,602	14,542
November - 20	14,259	17,545	15,201	12,726	15,682
December - 20	14,599	18,329	15,690	12,744	16,111
January - 21	14,482	18,186	15,657	12,652	15,989
February - 21	14,550	18,652	15,940	12,470	16,143
March - 21	14,951	19,299	16,087	12,314	16,398
April - 21	15,253	20,174	16,563	12,411	16,896
May - 21	15,478	20,516	16,721	12,452	17,090
June - 21	15,439	20,751	16,828	12,539	17,256
July - 21	15,615	20,997	16,914	12,679	17,456
August - 21	15,722	21,513	17,143	12,655	17,700
September - 21	15,244	20,617	16,689	12,546	17,196
October - 21	15,791	21,746	17,134	12,542	17,759
November - 21	15,820	21,333	16,806	12,579	17,578
December - 21	16,368	22,278	17,165	12,547	18,027
January - 22	15,854	21,248	16,503	12,277	17,371
February - 22	15,542	20,681	16,292	12,140	17,016
March - 22	15,723	21,229	16,290	11,803	17,097
April - 22	14,948	19,549	15,294	11,355	16,026
May - 22	14,998	19,663	15,337	11,428	16,123
June - 22	14,212	17,980	14,460	11,249	15,194
July - 22	14,766	19,306	15,171	11,523	16,015
August - 22	14,333	18,500	14,735	11,198	15,433
September - 22	13,578	16,756	13,667	10,714	14,293
October - 22	14,212	17,895	14,111	10,575	14,802
November - 22	14,978	19,331	14,936	10,964	15,733
December - 22	14,669	18,529	14,596	10,915	15,313
January - 23	15,048	19,858	15,392	11,251	16,160
February - 23	14,649	19,294	14,963	10,960	15,718
March - 23	15,078	19,955	15,242	11,238	16,200
April - 23	15,272	20,298	15,311	11,306	16,407
May - 23	14,996	20,125	15,072	11,183	16,252
June - 23	15,487	21,323	15,617	11,143	16,809
July - 23	15,692	22,011	15,990	11,135	17,129
August - 23	15,518	21,474	15,585	11,064	16,835
September - 23	15,007	20,543	15,067	10,783	16,226
October - 23	14,772	19,992	14,652	10,613	15,862
November - 23	15,559	21,821	15,673	11,094	17,020
December - 23	16,112	22,861	16,450	11,518	17,768
January - 24	16,039	23,073	16,351	11,487	17,847
February - 24	16,434	24,095	16,664	11,324	18,221
March - 24	16,922	24,936	17,066	11,429	18,669
April - 24	16,538	24,054	16,529	11,140	18,084
May - 24	17,078	25,155	16,934	11,329	18,704

Effective May 31, 2024, the performance benchmark against which the Fund compares its performance was changed from the Dow Jones Moderate U.S. Portfolio Index to the S&P Global 1200 Index, the Bloomberg US Aggregate Bond Index, and a 60%|40% S&P Global 1200 Index and Bloomberg US Aggregate Bond Index composite, which the investment adviser believes better reflects the Fund’s investment approach.

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Core	13.88%	7.56%	5.50%
S&P Global 1200 Index	24.99%	13.13%	9.65%
Dow Jones Moderate US Portfolio Index	12.35%	6.01%	5.40%
Bloomberg US Aggregate Bond Index	1.31%	-0.17%	1.25%
60%|40% S&P Global 1200|Bloomberg U.S. Agg. Index	15.45%	7.93%	6.46%

Please visit www.saturna.com/sextant/core-fund for more recent performance information.

SCORX

| SEXTANT CORE

Sextant Core Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$25,273,737
# of Portfolio Holdings	81
Advisory Fees Paid	$59,319
Portfolio Turnover Rate	12%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Cash Management Bill (-% due 08/8/2024)	12.7%
Novo Nordisk ADR	2.7%
Eaton	2.6%
Microsoft	2.1%
Comcast (5.650% due 06/15/2035)	2.0%
Pacificorp (6.000% due 01/15/2039)	2.0%
NextEra Energy	1.9%
Oracle (2.950% due 04/1/2030)	1.8%
Alphabet, Class A	1.7%
Agnico-Eagle Mines	1.6%

Sector Weightings

% of Total Net Assets

Technology	17.4%
Government	15.4%
Industrials	15.1%
Health Care	7.9%
Utilities	6.5%
Consumer Discretionary	6.3%
Communications	5.3%
Consumer Staples	5.3%
Materials	4.9%
Financials	4.9%
Other Sectors	4.2%
Other Assets (net of liabilities)	6.8%

Geographic Weightings

% of Total Net Assets

United States	70.9%
Canada	3.4%
Ireland	3.1%
Denmark	2.7%
United Kingdom	2.4%
Netherlands	2.3%
France	2.2%
Germany	2.0%
Switzerland	1.3%
Australia	1.2%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SGHIX

| SEXTANT GLOBAL HIGH INCOME FUND

Sextant Global High Income Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Global High Income Fund is high income, with a secondary objective of capital preservation. This Semi-Annual Shareholder Report contains important information about the Sextant Global High Income Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/global-high-income-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Global High Income Fund	$39.35	0.75%

How did the Fund perform over the last six months?

The Sextant Global High Income Fund returned 9.87% for the six-month period ended May 31, 2024. The Fund's equity benchmark, the S&P Global 1200 Index, returned 15.28%. The Fund's debt securities benchmark, the Bloomberg Global High Yield Corporate Bond Index, returned 5.70%. The Fund's 30-day SEC yield on May 31, 2024, was 3.79%

What Factors influenced Performance?

The Federal Reserve's last interest rate increase was in July 2023. It is likely that the Fed's next move will be cutting interest rates. However, as inflation remains above target and economic growth remains resilient, the prospective cuts continue to be pushed further into the future. Since the release of ChatGPT 18 months ago, optimism about artificial intelligence (AI) drove much of the equity returns.

Materials companies Southern Copper and South32 drove semi-annual performance for the Sextant Global High Income Fund. Detractors for the same period included Woodside Energy Group and SK Telecom.

Looking Forward

The second half of the fiscal year may feature increased political uncertainty. The UK holds its national elections in July, and the US holds its presidential elections in November. While optimism about AI drove recent equity returns, the increasingly adversarial relationship between the US and China escalates geopolitical risk, which is compounded by uncertainty around election outcomes. In the US, large budget deficits are beginning to bite with higher interest rates, which may constrain politicians from enacting growth-oriented fiscal policies such as tax cuts or spending increases. This may make it increasingly difficult to reign in higher than desired inflation rates.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

	Sextant Global High Income Fund $14,444	S&P Global 1200 Index $25,155	Bloomberg Global High Yield Corp. Index $13,982
May - 14	10,000	10,000	10,000
June - 14	10,132	10,180	10,096
July - 14	9,903	10,040	9,942
August - 14	10,097	10,264	10,031
September - 14	9,745	9,977	9,773
October - 14	9,639	10,049	9,838
November - 14	9,713	10,241	9,779
December - 14	9,574	10,073	9,589
January - 15	9,519	9,891	9,515
February - 15	9,722	10,454	9,739
March - 15	9,455	10,293	9,622
April - 15	9,869	10,580	9,824
May - 15	9,639	10,605	9,819
June - 15	9,400	10,354	9,708
July - 15	9,160	10,494	9,667
August - 15	8,875	9,809	9,526
September - 15	8,424	9,462	9,271
October - 15	8,801	10,216	9,528
November - 15	8,660	10,163	9,304
December - 15	8,328	9,987	9,116
January - 16	8,095	9,413	8,968
February - 16	8,221	9,348	8,994
March - 16	8,728	10,004	9,467
April - 16	9,244	10,170	9,800
May - 16	9,000	10,217	9,800
June - 16	9,254	10,140	9,831
July - 16	9,517	10,574	10,094
August - 16	9,741	10,610	10,282
September - 16	9,965	10,654	10,336
October - 16	9,975	10,484	10,327
November - 16	9,848	10,622	10,219
December - 16	9,956	10,875	10,391
January - 17	10,231	11,153	10,579
February - 17	10,414	11,456	10,694
March - 17	10,536	11,614	10,694
April - 17	10,597	11,790	10,861
May - 17	10,699	12,048	11,010
June - 17	10,699	12,114	11,053
July - 17	11,045	12,437	11,243
August - 17	11,157	12,476	11,267
September - 17	11,340	12,747	11,357
October - 17	11,361	13,012	11,392
November - 17	11,326	13,272	11,418
December - 17	11,493	13,468	11,460
January - 18	11,922	14,209	11,617
February - 18	11,493	13,618	11,469
March - 18	11,577	13,344	11,432
April - 18	11,640	13,488	11,440
May - 18	11,514	13,539	11,310
June - 18	11,482	13,515	11,320
July - 18	11,870	13,956	11,466
August - 18	11,639	14,096	11,478
September - 18	11,849	14,200	11,552
October - 18	11,482	13,170	11,324
November - 18	11,587	13,341	11,206
December - 18	11,351	12,368	11,063
January - 19	11,970	13,313	11,516
February - 19	12,209	13,691	11,694
March - 19	12,177	13,886	11,774
April - 19	12,253	14,394	11,928
May - 19	11,927	13,565	11,770
June - 19	12,470	14,456	12,089
July - 19	12,492	14,491	12,107
August - 19	12,101	14,221	12,107
September - 19	12,350	14,560	12,136
October - 19	12,470	14,946	12,249
November - 19	12,405	15,338	12,288
December - 19	12,653	15,858	12,548
January - 20	12,441	15,720	12,544
February - 20	11,946	14,433	12,340
March - 20	10,519	12,573	10,843
April - 20	11,003	13,872	11,387
May - 20	11,297	14,496	11,878
June - 20	11,403	14,915	12,074
July - 20	11,592	15,617	12,665
August - 20	11,745	16,603	12,842
September - 20	11,333	16,049	12,662
October - 20	11,097	15,608	12,701
November - 20	11,970	17,545	13,282
December - 20	12,308	18,329	13,573
January - 21	12,443	18,186	13,598
February - 21	12,614	18,652	13,664
March - 21	12,846	19,299	13,589
April - 21	13,029	20,174	13,794
May - 21	13,297	20,516	13,894
June - 21	13,236	20,751	13,930
July - 21	13,163	20,997	13,934
August - 21	13,236	21,513	14,001
September - 21	13,248	20,617	13,898
October - 21	13,371	21,746	13,823
November - 21	13,151	21,333	13,607
December - 21	13,613	22,278	13,839
January - 22	13,662	21,248	13,466
February - 22	13,712	20,681	13,229
March - 22	13,787	21,229	13,075
April - 22	12,953	19,549	12,499
May - 22	13,164	19,663	12,503
June - 22	12,218	17,980	11,604
July - 22	12,454	19,306	12,135
August - 22	12,230	18,500	11,887
September - 22	11,508	16,756	11,320
October - 22	11,832	17,895	11,569
November - 22	12,604	19,331	12,025
December - 22	12,554	18,529	12,089
January - 23	13,185	19,858	12,583
February - 23	12,850	19,294	12,376
March - 23	13,069	19,955	12,525
April - 23	13,198	20,298	12,673
May - 23	12,709	20,125	12,500
June - 23	12,992	21,323	12,742
July - 23	13,301	22,011	12,937
August - 23	13,031	21,474	12,917
September - 23	12,928	20,543	12,744
October - 23	12,696	19,992	12,612
November - 23	13,147	21,821	13,228
December - 23	13,812	22,861	13,721
January - 24	13,772	23,073	13,721
February - 24	13,665	24,095	13,767
March - 24	14,068	24,936	13,907
April - 24	13,947	24,054	13,777
May - 24	14,444	25,155	13,982

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Global High Income Fund	13.65%	3.90%	3.75%
S&P Global 1200 Index	24.99%	13.13%	9.65%
Bloomberg Global High Yield Corp. Index	11.86%	3.50%	3.41%

Please visit www.saturna.com/sextant/global-high-income-fund for more recent performance information.

SGHIX

| SEXTANT GLOBAL HIGH INCOME FUND

Sextant Global High Income Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$9,648,312
# of Portfolio Holdings	37
Advisory Fees Paid	$23,902
Portfolio Turnover Rate	2%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Southern Copper	6.2%
Skandinaviska Enskilda Banken, Cl A	3.7%
BHP Biliton ADR	3.4%
GlaxoSmithKline ADR	3.0%
ANZ Group Holdings ADR	2.9%
Shell ADR	2.9%
Nintendo	2.8%
Novartis ADR	2.7%
YUM! Brands (3.625% due 03/15/2031)	2.7%
South32 ADR	2.6%

Sector Weightings

% of Total Net Assets

Communications	14.7%
Materials	14.7%
Financials	10.3%
Industrials	8.9%
Consumer Discretionary	8.8%
Health Care	5.9%
Energy	5.8%
Technology	5.2%
Utilities	2.6%
Government	2.5%
Other Sectors	2.3%
Other Assets (net of liabilities)	18.3%

Geographic Weightings

% of Total Net Assets

United States	32.5%
Australia	10.5%
Peru	6.2%
Norway	4.9%
Sweden	3.7%
United Kingdom	3.0%
Switzerland	2.9%
Netherlands	2.9%
Japan	2.8%
France	2.4%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SSGFX

| INVESTOR SHARES

Sextant Growth Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Growth Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$52.60	0.98%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, Sextant Growth Fund Investor Shares returned 14.70%, trailing the 16.35% return for the S&P 500 Index. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

After Nvidia's May 2023 earnings announcement, the AI frenzy took off, defining market performance ever since. Indications of declining inflation and imminent rate cuts that buoyed a wider cross-section of the market in late 2023 gave way to inflation resilience and delayed interest rate reductions, which could last into next year. As a result, several of the mega-cap Technology stocks that accounted for much of the S&P 500 gains continued to drive Index performance through the first half of the fiscal year. Nvidia remains the leader of the pack, having appreciated over 130% over the trailing six-month period. The result, while not as dramatic a gap as last year, was the continued outperformance of the market cap-weighted S&P 500 versus the equal-weighted S&P 500.

The Sextant Growth Fund holds several of the mega-cap stocks that led returns over the past six months, including Nvidia, Amazon, Microsoft, and Alphabet. Earlier this year we added Meta (Facebook) to the portfolio. The Fund has investments in AI-adjacent companies such as Broadcom, Oracle, and Quanta, which have performed well. Holdings that detracted from Fund performance were Consumer stocks Lululemon and Monster Beverage, animal health care company Zoetis, and digital media company Adobe.

Looking Forward

With a presidential election approaching, either bravery or foolishness would be required to opine on next year’s outlook. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy, and many others. Economic resilience (in terms of jobs and wages) adds to the uncertainty, defying the inverted yield curve prognostications, and consumers are still scarred from the pandemic-engendered period of high inflation.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

	Sextant Growth Fund Investor Shares $29,850	S&P 500 Index $33,028
May - 14	10,000	10,000
June - 14	10,157	10,207
July - 14	10,063	10,066
August - 14	10,556	10,468
September - 14	10,348	10,322
October - 14	10,536	10,574
November - 14	10,892	10,858
December - 14	10,813	10,831
January - 15	10,470	10,506
February - 15	11,148	11,109
March - 15	11,020	10,934
April - 15	10,933	11,039
May - 15	11,028	11,181
June - 15	10,863	10,964
July - 15	11,012	11,194
August - 15	10,313	10,519
September - 15	10,094	10,258
October - 15	10,755	11,124
November - 15	10,797	11,157
December - 15	10,581	10,981
January - 16	9,772	10,436
February - 16	9,507	10,422
March - 16	10,258	11,129
April - 16	10,132	11,172
May - 16	10,222	11,372
June - 16	10,029	11,402
July - 16	10,599	11,822
August - 16	10,550	11,839
September - 16	10,496	11,841
October - 16	10,208	11,625
November - 16	10,450	12,056
December - 16	10,533	12,294
January - 17	10,775	12,527
February - 17	11,245	13,025
March - 17	11,352	13,040
April - 17	11,581	13,174
May - 17	11,725	13,359
June - 17	11,762	13,442
July - 17	11,883	13,719
August - 17	11,972	13,761
September - 17	12,102	14,045
October - 17	12,354	14,372
November - 17	12,815	14,813
December - 17	12,887	14,978
January - 18	13,707	15,836
February - 18	13,467	15,252
March - 18	13,069	14,864
April - 18	13,202	14,921
May - 18	13,668	15,281
June - 18	13,791	15,375
July - 18	14,375	15,947
August - 18	15,185	16,466
September - 18	15,406	16,560
October - 18	13,992	15,428
November - 18	14,090	15,743
December - 18	12,941	14,321
January - 19	13,917	15,469
February - 19	14,412	15,966
March - 19	14,944	16,276
April - 19	15,713	16,935
May - 19	14,650	15,859
June - 19	15,827	16,976
July - 19	16,379	17,220
August - 19	16,291	16,948
September - 19	16,348	17,265
October - 19	16,642	17,639
November - 19	17,164	18,279
December - 19	17,649	18,831
January - 20	17,845	18,823
February - 20	16,555	17,274
March - 20	14,978	15,140
April - 20	16,916	17,081
May - 20	18,031	17,895
June - 20	18,790	18,250
July - 20	20,213	19,279
August - 20	22,082	20,665
September - 20	21,254	19,880
October - 20	20,351	19,351
November - 20	22,225	21,470
December - 20	23,028	22,295
January - 21	22,510	22,070
February - 21	22,622	22,679
March - 21	23,252	23,672
April - 21	24,668	24,935
May - 21	24,491	25,109
June - 21	25,399	25,696
July - 21	26,243	26,306
August - 21	27,007	27,106
September - 21	25,314	25,845
October - 21	27,060	27,656
November - 21	27,445	27,464
December - 21	28,323	28,695
January - 22	26,419	27,210
February - 22	25,453	26,395
March - 22	25,872	27,375
April - 22	23,451	24,988
May - 22	23,136	25,034
June - 22	21,286	22,968
July - 22	23,387	25,085
August - 22	22,147	24,062
September - 22	20,046	21,846
October - 22	21,303	23,615
November - 22	22,537	24,935
December - 22	21,172	23,498
January - 23	22,503	24,975
February - 23	21,786	24,365
March - 23	23,135	25,260
April - 23	23,583	25,654
May - 23	24,078	25,766
June - 23	25,714	27,468
July - 23	26,174	28,350
August - 23	25,756	27,899
September - 23	24,281	26,569
October - 23	23,828	26,010
November - 23	26,024	28,386
December - 23	27,152	29,675
January - 24	27,678	30,174
February - 24	29,206	31,785
March - 24	29,641	32,808
April - 24	28,328	31,468
May - 24	29,850	33,028

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	23.97%	15.30%	11.56%
S&P 500 Index	28.19%	15.79%	12.68%

Please visit www.saturna.com/sextant/growth-fund for more recent performance information.

SSGFX

| INVESTOR SHARES

Sextant Growth Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$67,857,920
# of Portfolio Holdings	31
Advisory Fees Paid	$164,039
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Microsoft	11.1%
Apple	8.3%
Alphabet, Class A	8.1%
Amazon.com	7.0%
NVIDIA	5.6%
Costco Wholesale	4.2%
Mastercard, Class A	3.9%
Motorola Solutions	3.2%
Oracle	3.0%
Adobe	2.9%

Geographic Weightings

% of Total Net Assets

United States	98.2%

Industry Weightings

% of Total Net Assets

Infrastructure Software	16.0%
Semiconductor Devices	15.5%
Communications Equipment	11.5%
Internet Media & Services	10.0%
Online Marketplace	7.0%
Medical Devices	5.3%
Specialty Apparel Stores	4.3%
Mass Merchants	4.2%
Other Financial Services	3.9%
Application Software	2.9%
Other Industries	17.6%
Other Assets (net of liabilities)	1.8%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SGZFX

| Z SHARES

Sextant Growth Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Growth Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Sextant Growth Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/growth-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$39.75	0.74%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, Sextant Growth Fund Z Shares returned 14.84%, trailing the 16.35% return for the S&P 500 Index. As was the case in the previous fiscal year, the Fund returns suffered in comparison to the S&P 500 due to a handful of mega-cap Technology and artificial intelligence (AI) related stocks driving Index returns.

What Factors Influenced Performance?

After Nvidia's May 2023 earnings announcement, the AI frenzy took off, defining market performance ever since. Indications of declining inflation and imminent rate cuts that buoyed a wider cross-section of the market in late 2023 gave way to inflation resilience and delayed interest rate reductions, which could last into next year. As a result, several of the mega-cap Technology stocks that accounted for much of the S&P 500 gains continued to drive Index performance through the first half of the fiscal year. Nvidia remains the leader of the pack, having appreciated over 130% over the trailing six-month period. The result, while not as dramatic a gap as last year, was the continued outperformance of the market cap-weighted S&P 500 versus the equal-weighted S&P 500.

The Sextant Growth Fund holds several of the mega-cap stocks that led returns over the past six months, including Nvidia, Amazon, Microsoft, and Alphabet. Earlier this year we added Meta (Facebook) to the portfolio. The Fund has investments in AI-adjacent companies such as Broadcom, Oracle, and Quanta, which have performed well. Holdings that detracted from Fund performance were Consumer stocks Lululemon and Monster Beverage, animal health care company Zoetis, and digital media company Adobe.

Looking Forward

With a presidential election approaching, either bravery or foolishness would be required to opine on next year’s outlook. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy, and many others. Economic resilience (in terms of jobs and wages) adds to the uncertainty, defying the inverted yield curve prognostications, and consumers are still scarred from the pandemic-engendered period of high inflation.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

June 30, 2017 through May 31, 2024 with initial investment of $10,000.

	Sextant Growth Fund Z Shares $25,792	S&P 500 Index $24,570
June - 17	10,000	10,000
July - 17	10,107	10,206
August - 17	10,178	10,237
September - 17	10,285	10,448
October - 17	10,499	10,692
November - 17	10,893	11,020
December - 17	10,957	11,142
January - 18	11,661	11,780
February - 18	11,455	11,346
March - 18	11,120	11,058
April - 18	11,233	11,100
May - 18	11,631	11,367
June - 18	11,736	11,437
July - 18	12,239	11,863
August - 18	12,930	12,250
September - 18	13,123	12,319
October - 18	11,921	11,477
November - 18	12,004	11,711
December - 18	11,030	10,654
January - 19	11,862	11,508
February - 19	12,291	11,877
March - 19	12,751	12,108
April - 19	13,406	12,598
May - 19	12,503	11,797
June - 19	13,512	12,629
July - 19	13,986	12,810
August - 19	13,915	12,607
September - 19	13,968	12,843
October - 19	14,224	13,122
November - 19	14,671	13,598
December - 19	15,086	14,008
January - 20	15,259	14,003
February - 20	14,161	12,850
March - 20	12,812	11,263
April - 20	14,471	12,707
May - 20	15,428	13,312
June - 20	16,084	13,577
July - 20	17,306	14,342
August - 20	18,906	15,373
September - 20	18,204	14,789
October - 20	17,433	14,396
November - 20	19,042	15,972
December - 20	19,730	16,586
January - 21	19,294	16,418
February - 21	19,386	16,871
March - 21	19,937	17,610
April - 21	21,150	18,550
May - 21	21,003	18,679
June - 21	21,784	19,115
July - 21	22,514	19,569
August - 21	23,176	20,164
September - 21	21,729	19,226
October - 21	23,231	20,573
November - 21	23,566	20,431
December - 21	24,329	21,347
January - 22	22,693	20,242
February - 22	21,870	19,636
March - 22	22,231	20,365
April - 22	20,159	18,589
May - 22	19,888	18,623
June - 22	18,303	17,086
July - 22	20,114	18,661
August - 22	19,050	17,900
September - 22	17,249	16,252
October - 22	18,333	17,567
November - 22	19,397	18,549
December - 22	18,230	17,481
January - 23	19,372	18,579
February - 23	18,765	18,126
March - 23	19,928	18,791
April - 23	20,324	19,084
May - 23	20,756	19,167
June - 23	22,166	20,434
July - 23	22,568	21,090
August - 23	22,213	20,754
September - 23	20,947	19,765
October - 23	20,556	19,349
November - 23	22,459	21,116
December - 23	23,434	22,076
January - 24	23,898	22,447
February - 24	25,221	23,645
March - 24	25,602	24,406
April - 24	24,474	23,409
May - 24	25,792	24,570

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	24.26%	15.58%	14.31%
S&P 500 Index	28.19%	15.79%	13.62%

Please visit www.saturna.com/sextant/growth-fund for more recent performance information.

SGZFX

| Z SHARES

Sextant Growth Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$67,857,920
# of Portfolio Holdings	31
Advisory Fees Paid	$164,039
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Microsoft	11.1%
Apple	8.3%
Alphabet, Class A	8.1%
Amazon.com	7.0%
NVIDIA	5.6%
Costco Wholesale	4.2%
Mastercard, Class A	3.9%
Motorola Solutions	3.2%
Oracle	3.0%
Adobe	2.9%

Geographic Weightings

% of Total Net Assets

United States	98.2%

Industry Weightings

% of Total Net Assets

Infrastructure Software	16.0%
Semiconductor Devices	15.5%
Communications Equipment	11.5%
Internet Media & Services	10.0%
Online Marketplace	7.0%
Medical Devices	5.3%
Specialty Apparel Stores	4.3%
Mass Merchants	4.2%
Other Financial Services	3.9%
Application Software	2.9%
Other Industries	17.6%
Other Assets (net of liabilities)	1.8%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SSIFX

| INVESTOR SHARES

Sextant International Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the International Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Investor Shares	$50.89	0.96%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant International Fund Investor Shares returned 12.03%. The MSCI EAFE Index and MSCI ACWI ex US Index returned 13.19% and 11.46% for the same period, respectively.

What Factors Influenced Performance?

The Sextant International Fund mandates that 65% of net assets be held in companies with their headquarters and at least half of their assets and earnings outside the US, and with market capitalizations greater than $1 billion. The Fund generally holds equity positions in larger companies with strong balance sheets. As of May 31, 2024, Technology was the largest sector weighting at 39.2% followed by Health Care at 18.1%, then Industrials at 16.4%. Consumer Discretionary and Materials were the next largest sector weightings in the portfolio, at 8.6% each. In terms of performance contributions, Health Care, Industrials, Communications, and Technology were the largest contributors. Top performers were Taiwan Semiconductor, Eaton, and ASML. The bottom performers included Lululemon, OpenText, and Accenture.

Looking Forward

We are entering an economic regime where global growth may remain sluggish, and the costs of capital elevated. While inflation and interest rates are important, their impact is expected to diminish over the next several quarters, as the significant tail risks associated with them have largely been mitigated. Last year, the Federal Reserve's policy actions could be described as a defusing a bomb; even a minor error could have had catastrophic consequences. This year, the challenge is more akin to parking a boat in a narrow slip on a rainy day — there may be bumps and collisions (i.e. economic weakness, sticky inflation), but probably nothing that will sink the ship. Fed Chair Jerome Powell will likely continue to bounce between hawkish and dovish tones based on the prevailing risks at any given time until the US economy achieves some form of "landing."

In this environment (slow growth + elevated cost of capital=margin pressure), the Sextant International Fund prioritizes companies that offer products and services which help enterprises improve operating profitability through productivity gains. Fortunately, surges in innovation (including AI, digital transformation, and accelerated computing) are likely to drive economic upside relative to market expectations over the next several years. Given this backdrop, the Fund maintains a constructive outlook for the remainder of 2024 and beyond.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

	Sextant International Fund Investor Shares $20,370	MSCI EAFE Index $16,461
May - 14	10,000	10,000
June - 14	10,428	10,099
July - 14	10,159	9,901
August - 14	10,159	9,887
September - 14	9,859	9,511
October - 14	9,682	9,373
November - 14	9,834	9,501
December - 14	9,497	9,175
January - 15	9,459	9,221
February - 15	10,088	9,773
March - 15	9,961	9,633
April - 15	10,387	10,034
May - 15	10,221	9,994
June - 15	9,942	9,714
July - 15	10,018	9,916
August - 15	9,281	9,188
September - 15	8,874	8,725
October - 15	9,389	9,407
November - 15	9,285	9,262
December - 15	8,922	9,139
January - 16	8,599	8,479
February - 16	8,554	8,326
March - 16	9,129	8,875
April - 16	9,188	9,142
May - 16	9,207	9,070
June - 16	9,188	8,770
July - 16	9,673	9,215
August - 16	9,686	9,223
September - 16	9,854	9,340
October - 16	9,563	9,150
November - 16	9,330	8,969
December - 16	9,557	9,277
January - 17	9,865	9,547
February - 17	10,068	9,685
March - 17	10,245	9,962
April - 17	10,389	10,223
May - 17	10,711	10,612
June - 17	10,698	10,597
July - 17	11,150	10,903
August - 17	11,183	10,900
September - 17	11,530	11,176
October - 17	11,615	11,347
November - 17	11,827	11,467
December - 17	11,991	11,653
January - 18	12,569	12,239
February - 18	12,119	11,688
March - 18	12,098	11,489
April - 18	11,941	11,763
May - 18	11,991	11,515
June - 18	11,841	11,378
July - 18	12,491	11,659
August - 18	12,726	11,435
September - 18	12,612	11,539
October - 18	11,612	10,621
November - 18	12,019	10,610
December - 18	11,518	10,097
January - 19	12,321	10,762
February - 19	12,931	11,037
March - 19	13,131	11,119
April - 19	13,541	11,443
May - 19	13,409	10,909
June - 19	13,957	11,560
July - 19	13,996	11,415
August - 19	13,888	11,120
September - 19	13,896	11,445
October - 19	14,104	11,857
November - 19	14,274	11,993
December - 19	14,611	12,384
January - 20	14,595	12,127
February - 20	13,547	11,032
March - 20	11,564	9,571
April - 20	12,251	10,197
May - 20	13,331	10,647
June - 20	13,699	11,014
July - 20	14,339	11,273
August - 20	14,874	11,854
September - 20	14,658	11,551
October - 20	14,147	11,091
November - 20	15,690	12,812
December - 20	16,815	13,410
January - 21	16,702	13,268
February - 21	16,301	13,567
March - 21	16,542	13,892
April - 21	17,368	14,322
May - 21	17,489	14,802
June - 21	17,962	14,640
July - 21	19,174	14,752
August - 21	20,017	15,013
September - 21	18,733	14,589
October - 21	19,263	14,951
November - 21	18,853	14,257
December - 21	19,759	14,989
January - 22	17,634	14,265
February - 22	17,268	14,015
March - 22	17,625	14,121
April - 22	16,187	13,219
May - 22	15,970	13,337
June - 22	14,637	12,103
July - 22	15,891	12,707
August - 22	14,819	12,105
September - 22	13,661	10,978
October - 22	14,366	11,569
November - 22	15,787	12,874
December - 22	15,290	12,888
January - 23	16,492	13,933
February - 23	15,996	13,644
March - 23	17,059	14,000
April - 23	17,128	14,409
May - 23	16,693	13,818
June - 23	17,285	14,451
July - 23	17,494	14,920
August - 23	17,076	14,350
September - 23	16,240	13,866
October - 23	16,222	13,306
November - 23	18,182	14,543
December - 23	19,085	15,318
January - 24	19,574	15,407
February - 24	20,273	15,692
March - 24	20,440	16,226
April - 24	19,469	15,827
May - 24	20,370	16,461

Annual Average Total Return

	1 Year	5 Year	10 Year
Investor Shares	22.03%	8.72%	7.37%
MSCI EAFE Index	19.12%	8.57%	5.10%

Please visit www.saturna.com/sextant/international-fund for more recent performance information.

SSIFX

| INVESTOR SHARES

Sextant International Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$76,980,121
# of Portfolio Holdings	34
Advisory Fees Paid	$181,027
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Novo Nordisk ADR	9.9%
ASML Holding NY	6.8%
MercadoLibre	6.7%
Wolters Kluwer	6.4%
Dassault Systemes ADR	4.7%
Taiwan Semiconductor ADR	4.6%
Ferguson	3.6%
NICE Systems ADR	3.6%
SAP ADR	3.4%
Linde	3.1%

Geographic Weightings

% of Total Net Assets

Netherlands	13.2%
France	12.6%
Denmark	9.9%
Switzerland	9.0%
Germany	7.7%
United States	7.2%
Argentina	6.7%
Ireland	6.1%
United Kingdom	6.1%
Taiwan	4.6%

Industry Weightings

% of Total Net Assets

Application Software	13.1%
Large Pharma	12.8%
Semiconductor Manufacturing	11.4%
IT Services	9.5%
Online Marketplace	6.7%
Electrical Power Equipment	5.6%
Iron	4.3%
Semiconductor Devices	4.0%
Commercial & Residential Building Equipment & Systems	3.9%
Industrial Wholesale & Rental	3.6%
Other Industries	21.5%
Other Assets (net of liabilities)	3.6%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SIFZX

| Z SHARES

Sextant International Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the International Fund is long-term capital growth. This Semi-Annual Shareholder Report contains important information about the Sextant International Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sextant/international-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Z Shares	$38.19	0.72%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant International Fund Z Shares returned 12.15%. The MSCI EAFE Index and MSCI ACWI ex US Index returned 13.19% and 11.46% for the same period, respectively.

What Factors Influenced Performance?

The Sextant International Fund mandates that 65% of net assets be held in companies with their headquarters and at least half of their assets and earnings outside the US, and with market capitalizations greater than $1 billion. The Fund generally holds equity positions in larger companies with strong balance sheets. As of May 31, 2024, Technology was the largest sector weighting at 39.2% followed by Health Care at 18.1%, then Industrials at 16.4%. Consumer Discretionary and Materials were the next largest sector weightings in the portfolio, at 8.6% each. In terms of performance contributions, Health Care, Industrials, Communications, and Technology were the largest contributors. Top performers were Taiwan Semiconductor, Eaton, and ASML. The bottom performers included Lululemon, OpenText, and Accenture.

Looking Forward

We are entering an economic regime where global growth may remain sluggish, and the costs of capital elevated. While inflation and interest rates are important, their impact is expected to diminish over the next several quarters, as the significant tail risks associated with them have largely been mitigated. Last year, the Federal Reserve's policy actions could be described as a defusing a bomb; even a minor error could have had catastrophic consequences. This year, the challenge is more akin to parking a boat in a narrow slip on a rainy day — there may be bumps and collisions (i.e. economic weakness, sticky inflation), but probably nothing that will sink the ship. Fed Chair Jerome Powell will likely continue to bounce between hawkish and dovish tones based on the prevailing risks at any given time until the US economy achieves some form of "landing."

In this environment (slow growth + elevated cost of capital=margin pressure), the Sextant International Fund prioritizes companies that offer products and services which help enterprises improve operating profitability through productivity gains. Fortunately, surges in innovation (including AI, digital transformation, and accelerated computing) are likely to drive economic upside relative to market expectations over the next several years. Given this backdrop, the Fund maintains a constructive outlook for the remainder of 2024 and beyond.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

June 30, 2017 through May 31, 2024 with initial investment of $10,000.

	Sextant International Fund Z Shares $19,355	MSCI EAFE Index $15,534
June - 17	10,000	10,000
July - 17	10,435	10,289
August - 17	10,459	10,287
September - 17	10,783	10,547
October - 17	10,869	10,708
November - 17	11,073	10,821
December - 17	11,229	10,997
January - 18	11,777	11,549
February - 18	11,349	11,030
March - 18	11,329	10,842
April - 18	11,189	11,101
May - 18	11,236	10,867
June - 18	11,102	10,737
July - 18	11,717	11,002
August - 18	11,937	10,791
September - 18	11,831	10,889
October - 18	10,895	10,023
November - 18	11,276	10,012
December - 18	10,813	9,528
January - 19	11,566	10,156
February - 19	12,138	10,416
March - 19	12,333	10,493
April - 19	12,717	10,798
May - 19	12,601	10,295
June - 19	13,116	10,909
July - 19	13,152	10,772
August - 19	13,058	10,494
September - 19	13,065	10,800
October - 19	13,268	11,189
November - 19	13,434	11,317
December - 19	13,752	11,687
January - 20	13,737	11,444
February - 20	12,752	10,411
March - 20	10,888	9,032
April - 20	11,534	9,623
May - 20	12,557	10,048
June - 20	12,903	10,394
July - 20	13,504	10,638
August - 20	14,016	11,187
September - 20	13,820	10,901
October - 20	13,339	10,467
November - 20	14,790	12,090
December - 20	15,859	12,655
January - 21	15,753	12,521
February - 21	15,368	12,803
March - 21	15,602	13,110
April - 21	16,381	13,515
May - 21	16,502	13,969
June - 21	16,956	13,816
July - 21	18,098	13,921
August - 21	18,900	14,168
September - 21	17,690	13,767
October - 21	18,196	14,109
November - 21	17,811	13,454
December - 21	18,657	14,145
January - 22	16,658	13,462
February - 22	16,321	13,225
March - 22	16,658	13,326
April - 22	15,301	12,475
May - 22	15,104	12,586
June - 22	13,845	11,421
July - 22	15,030	11,991
August - 22	14,018	11,423
September - 22	12,932	10,360
October - 22	13,598	10,918
November - 22	14,939	12,149
December - 22	14,478	12,163
January - 23	15,613	13,149
February - 23	15,153	12,876
March - 23	16,156	13,211
April - 23	16,230	13,598
May - 23	15,819	13,040
June - 23	16,387	13,637
July - 23	16,584	14,080
August - 23	16,197	13,542
September - 23	15,400	13,086
October - 23	15,391	12,557
November - 23	17,259	13,724
December - 23	18,115	14,455
January - 24	18,578	14,540
February - 24	19,248	14,808
March - 24	19,413	15,312
April - 24	18,487	14,936
May - 24	19,355	15,534

Annual Average Total Return

	1 Year	5 Year	Since Inception
Z Shares	22.35%	8.96%	0.00
MSCI EAFE Index	19.12%	8.57%	6.26%

Please visit www.saturna.com/sextant/international-fund for more recent performance information.

SIFZX

| Z SHARES

Sextant International Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$76,980,121
# of Portfolio Holdings	34
Advisory Fees Paid	$181,027
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Novo Nordisk ADR	9.9%
ASML Holding NY	6.8%
MercadoLibre	6.7%
Wolters Kluwer	6.4%
Dassault Systemes ADR	4.7%
Taiwan Semiconductor ADR	4.6%
Ferguson	3.6%
NICE Systems ADR	3.6%
SAP ADR	3.4%
Linde	3.1%

Geographic Weightings

% of Total Net Assets

Netherlands	13.2%
France	12.6%
Denmark	9.9%
Switzerland	9.0%
Germany	7.7%
United States	7.2%
Argentina	6.7%
Ireland	6.1%
United Kingdom	6.1%
Taiwan	4.6%

Industry Weightings

% of Total Net Assets

Application Software	13.1%
Large Pharma	12.8%
Semiconductor Manufacturing	11.4%
IT Services	9.5%
Online Marketplace	6.7%
Electrical Power Equipment	5.6%
Iron	4.3%
Semiconductor Devices	4.0%
Commercial & Residential Building Equipment & Systems	3.9%
Industrial Wholesale & Rental	3.6%
Other Industries	21.5%
Other Assets (net of liabilities)	3.6%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

STBFX

| SEXTANT SHORT-TERM BOND

Sextant Short-Term Bond Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Short-Term Bond Fund is capital preservation and current income. This Semi-Annual Shareholder Report contains important information about the Sextant Short-Term Bond Fund for the period of December 1, 2023 to May 31, 2024.  You can find additional information about the Fund at www.saturna.com/sextant/short-term-bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sextant Short-Term Bond	$30.29	0.60%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Sextant Short-Term Bond Fund returned 1.96%. The Bloomberg US Aggregate 1-3 Year Index returned 2.06%. For the five-year period ended May 31, 2024, the Fund reported an annualized total return of 1.03%, compared to 1.20% for the Index. The primary reason for the Fund’s underperformance was lack of exposure to securitized debt, and cash positions.

Factors Affecting Past Performance

Persistent high inflation, economic growth uncertainty, and widening deficits among most world economies brought considerable market volatility in fiscal 2024. The Treasury curve was highly volatile throughout the year, with swings of over 100 basis points (bps) across the curve. Ultimately, the curve shifted up over the year, especially in the long end, marking a pronounced bear steepener.

As of May 31, 2024, the Sextant Short-Term Bond Fund had 49.2% of assets in bonds maturing inside of one year. In comparison, the Bloomberg US Aggregate 1-3 Year Index had 5.5% of such bonds. The Index held nearly 95% of its assets in bonds with maturities between one and three years, while the Fund held around 41.5% of its assets in such bonds. Bonds with maturities between zero and one years were the primary drivers of fiscal year 2024 performance, and the portfolio’s overweight to this maturity bucket aided performance. Overall, the Fund was positioned defensively during the six-month period, with an allocation to the very front end of the curve and only an 8% allocation to bonds outside of three years. This is reflected in the Fund’s effective duration of 1.43, shorter than the Index, which had an effective duration of 1.76 years.

Looking Forward

Federal Reserve policy changes, economic uncertainty, persistent high inflation, and elevated geopolitical risks may lead to continued volatility for yields and the Treasury curve in fiscal 2025. The Sextant Short-Term Bond Fund portfolio remains defensively positioned to better withstand anticipated yield curve changes, currency movements, and inflationary pressures. Our goal has always been to choose good companies and invest through cycles rather than engage in market timing with outsized active bets.

How did the Fund perform over the past 10 years?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

May 31, 2014 through May 31, 2024 with initial investment of $10,000.

Sextant Short-Term Bond Fund $11,159
Bloomberg US Aggregate 1-3 Year Index $11,352
Bloomberg US Aggregate Bond Index $11,329
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
May - 14
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Sextant Short-Term Bond Fund $11,159	Bloomberg US Aggregate 1-3 Year Index $11,352	Bloomberg US Aggregate Bond Index $11,329
May - 14	10,000	10,000	10,000
June - 14	9,989	9,996	10,005
July - 14	9,978	9,990	9,980
August - 14	10,006	10,007	10,090
September - 14	9,996	10,000	10,022
October - 14	10,026	10,029	10,120
November - 14	10,015	10,043	10,192
December - 14	9,965	10,018	10,202
January - 15	10,033	10,069	10,415
February - 15	10,020	10,054	10,318
March - 15	10,030	10,077	10,365
April - 15	10,058	10,086	10,328
May - 15	10,066	10,094	10,303
June - 15	10,055	10,091	10,191
July - 15	10,065	10,097	10,262
August - 15	10,054	10,091	10,247
September - 15	10,063	10,121	10,316
October - 15	10,092	10,117	10,318
November - 15	10,082	10,098	10,291
December - 15	10,072	10,084	10,258
January - 16	10,101	10,137	10,399
February - 16	10,090	10,147	10,473
March - 16	10,160	10,183	10,569
April - 16	10,189	10,197	10,609
May - 16	10,179	10,191	10,612
June - 16	10,226	10,252	10,803
July - 16	10,235	10,254	10,871
August - 16	10,245	10,243	10,859
September - 16	10,253	10,255	10,852
October - 16	10,261	10,252	10,769
November - 16	10,188	10,210	10,514
December - 16	10,219	10,216	10,529
January - 17	10,230	10,235	10,550
February - 17	10,241	10,252	10,621
March - 17	10,254	10,258	10,615
April - 17	10,264	10,277	10,697
May - 17	10,297	10,295	10,779
June - 17	10,289	10,290	10,769
July - 17	10,320	10,317	10,815
August - 17	10,330	10,338	10,912
September - 17	10,319	10,326	10,860
October - 17	10,308	10,323	10,866
November - 17	10,276	10,301	10,852
December - 17	10,270	10,305	10,902
January - 18	10,241	10,277	10,777
February - 18	10,210	10,267	10,674
March - 18	10,221	10,284	10,743
April - 18	10,213	10,273	10,663
May - 18	10,247	10,312	10,739
June - 18	10,238	10,313	10,726
July - 18	10,251	10,319	10,728
August - 18	10,285	10,355	10,797
September - 18	10,297	10,348	10,728
October - 18	10,291	10,359	10,643
November - 18	10,303	10,389	10,707
December - 18	10,381	10,470	10,903
January - 19	10,437	10,511	11,019
February - 19	10,450	10,528	11,013
March - 19	10,550	10,597	11,224
April - 19	10,566	10,621	11,227
May - 19	10,603	10,696	11,426
June - 19	10,681	10,755	11,570
July - 19	10,677	10,751	11,595
August - 19	10,756	10,836	11,896
September - 19	10,729	10,831	11,833
October - 19	10,787	10,867	11,868
November - 19	10,781	10,868	11,862
December - 19	10,798	10,893	11,854
January - 20	10,878	10,954	12,082
February - 20	10,957	11,043	12,299
March - 20	10,782	11,088	12,227
April - 20	10,968	11,148	12,444
May - 20	11,068	11,169	12,502
June - 20	11,104	11,185	12,581
July - 20	11,162	11,202	12,769
August - 20	11,154	11,204	12,666
September - 20	11,147	11,203	12,659
October - 20	11,118	11,202	12,602
November - 20	11,154	11,213	12,726
December - 20	11,166	11,228	12,744
January - 21	11,157	11,232	12,652
February - 21	11,104	11,225	12,470
March - 21	11,072	11,220	12,314
April - 21	11,104	11,229	12,411
May - 21	11,137	11,242	12,452
June - 21	11,120	11,225	12,539
July - 21	11,152	11,245	12,679
August - 21	11,139	11,245	12,655
September - 21	11,104	11,236	12,546
October - 21	11,069	11,199	12,542
November - 21	11,056	11,190	12,579
December - 21	11,043	11,173	12,547
January - 22	10,943	11,093	12,277
February - 22	10,885	11,043	12,140
March - 22	10,764	10,893	11,803
April - 22	10,665	10,832	11,355
May - 22	10,720	10,899	11,428
June - 22	10,644	10,823	11,249
July - 22	10,743	10,881	11,523
August - 22	10,645	10,794	11,198
September - 22	10,504	10,661	10,714
October - 22	10,495	10,647	10,575
November - 22	10,597	10,735	10,964
December - 22	10,616	10,757	10,915
January - 23	10,697	10,844	11,251
February - 23	10,623	10,763	10,960
March - 23	10,753	10,919	11,238
April - 23	10,790	10,957	11,306
May - 23	10,765	10,924	11,183
June - 23	10,760	10,880	11,143
July - 23	10,801	10,926	11,135
August - 23	10,818	10,967	11,064
September - 23	10,814	10,960	10,783
October - 23	10,834	10,995	10,613
November - 23	10,945	11,123	11,094
December - 23	11,036	11,257	11,518
January - 24	11,083	11,301	11,487
February - 24	11,062	11,262	11,324
March - 24	11,108	11,308	11,429
April - 24	11,087	11,270	11,140
May - 24	11,159	11,352	11,329

Effective May 31, 2024, the Fund is adding a new performance benchmark, the Bloomberg US Aggregate Bond Index, which the investment adviser believes better reflects the Fund’s investment approach.

Annual Average Total Return

	1 Year	5 Year	10 Year
Sextant Short-Term Bond	3.66%	1.03%	1.10%
Bloomberg US Aggregate 1-3 Year Index	3.92%	1.20%	1.27%
Bloomberg US Aggregate Bond Index	1.31%	-0.17%	1.25%

Please visit www.saturna.com/sextant/short-term-bond-fund for more recent performance information.

STBFX

| SEXTANT SHORT-TERM BOND

Sextant Short-Term Bond Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$10,827,122
# of Portfolio Holdings	37
Advisory Fees Paid	$27,275
Portfolio Turnover Rate	11%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

United States Treasury Note (2.375% due 05/15/2027)	5.6%
United States Cash Management Bill (-% due 08/8/2024)	5.5%
United States Treasury Note (2.250% due 10/31/2024)	5.5%
United States Treasury Bond (1.500% due 02/15/2025)	5.4%
United States Treasury Note (2.625% due 12/31/2025)	5.3%
Florida Power & Light (2.850% due 04/1/2025)	3.8%
United States Treasury Note (2.875% due 04/30/2025)	3.6%
Bank of America (3.500% due 04/19/2026)	3.6%
United States Cash Management Bill (-% due 06/27/2024)	3.2%
Edison International (3.550% due 11/15/2024)	3.2%

Sector Weightings

% of Total Net Assets

Government	35.0%
Financials	16.2%
Utilities	11.2%
Consumer Staples	8.9%
Communications	7.1%
Technology	5.6%
Consumer Discretionary	5.5%
Materials	2.8%
Industrials	1.8%
Health Care	1.4%
Other Assets (net of liabilities)	4.5%

Geographic Weightings

% of Total Net Assets

United States	87.7%
United Kingdom	3.7%
Netherlands	3.2%
China	0.9%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SEBFX

| SUSTAINABLE BOND

Sustainable Bond Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Bond Fund is current income and capital preservation. This Semi-Annual Shareholder Report contains important information about the Sustainable Bond Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sustainable/bond-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Bond	$33.01	0.65%

How did the Fund perform over the last six months?

The Saturna Sustainable Bond Fund returned 3.14% for the first six months of the fiscal year as of May 31, 2024. The FTSE World Broad Investment-Grade Bond Index returned 1.10% for the same period. The Fund’s outperformance relative the Index can be attributed to differences in duration and currency exposures. The Fund reported a 30-day yield of 4.76%.

The Sustainable Bond Fund portfolio held 42 securities as of May 31, 2024. The Fund’s effective duration decreased from 5.03 years as of May 31, 2023, to 2.80 years as of May 31, 2024. The FTSE WorldBIG Index reported an effective duration of 6.54 years. In an interest rate environment marked by higher volatility on securities with longer maturities, the Fund’s duration profile was decreased to emphasize ownership of high-quality issuers and reduce duration risk.

As of May 31, 2024, Saturna Sustainable Bond Fund held 57.44% of its assets in US dollar-denominated securities, followed by 9.25% in Mexican peso-denominated securities, and 9.16% in euro-denominated securities. The Fund retained a currency weighting of 6.84% to the Colombian peso, 6.58% to the Canadian dollar, 5.22% to the Brazilian real, 3.05% to the Australian dollar, and 0.71% to the British pound. In contrast, the FTSE WorldBIG Index had 53.29% of its portfolio in the US dollar, 28.50% in the euro, and 5.87% in Japanese yen. Relative to the US dollar, the Mexican peso appreciated 2.19% over the trailing six-month period.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

March 31, 2015 through May 31, 2024 with initial investment of $10,000.

Sustainable Bond Fund $11,232
FTSE WorldBIG Bond Index $10,128
13,000
12,500
12,000
11,500
11,000
10,500
10,000
9,500
9,000
March - 15
May - 15
May - 16
May - 17
May - 18
May - 19
May - 20
May - 21
May - 22
May - 23
May - 24

	Sustainable Bond Fund $11,232	FTSE WorldBIG Bond Index $10,128
March - 15	10,000	10,000
April - 15	9,945	10,103
May - 15	9,960	9,926
June - 15	9,856	9,878
July - 15	9,893	9,924
August - 15	9,839	9,953
September - 15	9,856	10,001
October - 15	9,894	10,009
November - 15	9,871	9,838
December - 15	9,809	9,896
January - 16	9,837	10,002
February - 16	9,744	10,199
March - 16	9,938	10,468
April - 16	9,996	10,574
May - 16	9,988	10,453
June - 16	10,099	10,724
July - 16	10,191	10,807
August - 16	10,224	10,757
September - 16	10,244	10,806
October - 16	10,257	10,521
November - 16	10,006	10,122
December - 16	9,990	10,088
January - 17	10,140	10,173
February - 17	10,214	10,212
March - 17	10,271	10,223
April - 17	10,291	10,355
May - 17	10,400	10,527
June - 17	10,496	10,524
July - 17	10,628	10,704
August - 17	10,628	10,816
September - 17	10,621	10,727
October - 17	10,519	10,688
November - 17	10,534	10,804
December - 17	10,579	10,838
January - 18	10,696	10,952
February - 18	10,600	10,842
March - 18	10,614	10,971
April - 18	10,565	10,804
May - 18	10,484	10,699
June - 18	10,442	10,674
July - 18	10,547	10,662
August - 18	10,531	10,663
September - 18	10,566	10,578
October - 18	10,425	10,449
November - 18	10,293	10,485
December - 18	10,244	10,695
January - 19	10,503	10,847
February - 19	10,517	10,788
March - 19	10,621	10,928
April - 19	10,680	10,907
May - 19	10,673	11,053
June - 19	10,816	11,298
July - 19	10,856	11,268
August - 19	10,946	11,508
September - 19	10,912	11,390
October - 19	10,978	11,470
November - 19	10,920	11,381
December - 19	10,969	11,431
January - 20	11,047	11,594
February - 20	11,079	11,676
March - 20	10,760	11,468
April - 20	10,927	11,662
May - 20	11,097	11,737
June - 20	11,191	11,844
July - 20	11,452	12,250
August - 20	11,455	12,210
September - 20	11,363	12,161
October - 20	11,319	12,145
November - 20	11,637	12,361
December - 20	11,717	12,514
January - 21	11,672	12,388
February - 21	11,570	12,157
March - 21	11,513	11,926
April - 21	11,650	12,069
May - 21	11,741	12,163
June - 21	11,707	12,075
July - 21	11,752	12,236
August - 21	11,741	12,179
September - 21	11,627	11,954
October - 21	11,570	11,916
November - 21	11,411	11,871
December - 21	11,496	11,836
January - 22	11,309	11,570
February - 22	11,204	11,405
March - 22	11,088	11,059
April - 22	10,820	10,434
May - 22	10,855	10,465
June - 22	10,598	10,138
July - 22	10,726	10,356
August - 22	10,610	9,932
September - 22	10,295	9,412
October - 22	10,295	9,367
November - 22	10,517	9,815
December - 22	10,514	9,808
January - 23	10,760	10,137
February - 23	10,584	9,813
March - 23	10,784	10,134
April - 23	10,854	10,205
May - 23	10,760	10,002
June - 23	10,913	10,025
July - 23	11,007	10,075
August - 23	10,854	9,954
September - 23	10,643	9,641
October - 23	10,514	9,526
November - 23	10,889	10,018
December - 23	11,244	10,439
January - 24	11,195	10,316
February - 24	11,159	10,174
March - 24	11,256	10,245
April - 24	11,061	9,986
May - 24	11,232	10,128

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Bond	4.38%	1.03%	1.27%
FTSE WorldBIG Bond Index	1.26%	-1.73%	0.10%

Please visit www.saturna.com/sustainable/bond-fund for more recent performance information.

SEBFX

| SUSTAINABLE BOND

Sustainable Bond Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$33,343,240
# of Portfolio Holdings	42
Advisory Fees Paid	$86,593
Portfolio Turnover Rate	7%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Int'l Bk Recon & Develop (4.250% due 01/22/2026)	4.8%
Canadian Imperial Bank (4.375% due 10/28/2080)	4.5%
United Utilities (6.875% due 08/15/2028)	4.4%
Inter-American Devel BK (7.500% due 12/5/2024)	4.3%
Int'l Bk Recon & Develop (5.000% due 10/7/2026)	4.2%
Asian Development Bank (6.000% due 02/5/2026)	4.0%
New York City NY Hsg Dev Corp (3.300% due 05/1/2062)	3.7%
First Abu Dhabi Bank PJSC (5.125% due 10/13/2027)	3.7%
MAF Global Securities (7.875% due PERP)	3.7%
AXA (5.125% due 01/17/2027)	3.7%

Geographic Weightings

% of Total Net Assets

United States	25.0%
Germany	12.6%
United Arab Emirates	9.7%
United Kingdom	7.3%
Canada	6.6%
Netherlands	5.6%
Finland	4.8%
Philippines	4.0%
France	3.7%
Australia	3.1%

Sector Weightings

% of Total Net Assets

Government	29.7%
Financials	26.6%
Real Estate	9.4%
Technology	5.9%
Utilities	4.4%
Health Care	4.3%
Consumer Discretionary	3.4%
Consumer Staples	2.8%
Communications	2.6%
Industrials	1.8%
Other Sectors	1.6%
Other Assets (net of liabilities)	7.5%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

SEEFX

| SUSTAINABLE EQUITY

Sustainable Equity Fund

Semi-Annual Shareholder Report - May 31, 2024

Fund Overview

The objective of the Equity Fund is capital appreciation. This Semi-Annual Shareholder Report contains important information about the Sustainable Equity Fund for the period of December 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.saturna.com/sustainable/equity-fund. You can also request this information by contacting us at 1-800-728-8762 or investorservices@saturna.com. The report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last 6 months?

  (Based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a % of a $10,000 Investment
Sustainable Equity	$40.01	0.75%

How did the Fund perform over the last six months?

For the six-month period ended May 31, 2024, the Saturna Sustainable Equity Fund rose 13.37%. The S&P Global 1200 Index gained 15.28% over the period, while the Morningstar Global Large-Stock Blend category trailed at 13.20%. Relative to these two non-ESG benchmarks, the absence of oil and gas investments, and cash drag accounted for most of the performance gap.

The artificial intelligence (AI) frenzy launched by Nvidia’s May 2023 results has continued. Indications of declining inflation and imminent rate cuts that buoyed a wider cross-section of the market in late 2023, gave way to persistent inflation and the delaying of interest rate reductions. Several of the mega-cap Technology stocks that accounted for most of the index gains continued to drive index performance through the first half of the fiscal year. Nvidia remains the leader, having appreciated over 130% over the trailing six-month period. The result has been continued outperformance of the market-cap weight S&P 500 Index versus the equal-weighted S&P 500 Index.

Nvidia was the best performing stock and a top contributor to the Saturna Sustainable Equity Fund for the past six months, followed by Taiwan Semiconductor, Eli Lilly, and Novo Nordisk. The latter three have all been significant contributors over the past few years, which we believe will continue. As the world’s premier semiconductor foundry, Taiwan Semiconductor makes the chips that Nvidia sells to power the AI revolution. Lilly and Novo Nordisk continue to struggle to meet demand for their weight loss drugs Wegovy and Mounjaro. Wegovy may have added cardiovascular benefits, while Mounjaro may help with sleep apnea. We may see additional indications in future. Lululemon, a strong performer in the previous financial year, declined the most among our holdings in the first six months as new competitors and cautious consumers weighed on growth.

With a presidential election approaching, we refrain from opining on the outlook over the coming year. The two candidates have widely divergent opinions on a host of issues including taxation, tariffs, immigration, fossil fuels, alternative energy and others. Adding to the uncertainty has been economic resilience in terms of jobs and wages defying the inverted yield curve prognostications of recession, while consumers remain scarred from the pandemic-engendered period of high inflation.

How did the Fund perform since inception?

The Cumulative Performance chart reflects a hypothetical $10,000 investment in the class of shares noted. Past performance does not guarantee future results. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Cumulative Performance

March 31, 2015 through May 31, 2024 with initial investment of $10,000.

	Sustainable Equity Fund $20,139	S&P Global 1200 Index $24,440
March - 15	10,000	10,000
April - 15	9,960	10,279
May - 15	10,000	10,304
June - 15	9,790	10,060
July - 15	9,800	10,196
August - 15	9,118	9,531
September - 15	9,018	9,193
October - 15	9,579	9,925
November - 15	9,759	9,874
December - 15	9,599	9,703
January - 16	9,047	9,146
February - 16	9,017	9,082
March - 16	9,408	9,720
April - 16	9,328	9,881
May - 16	9,378	9,927
June - 16	9,208	9,852
July - 16	9,609	10,273
August - 16	9,749	10,308
September - 16	9,810	10,351
October - 16	9,629	10,186
November - 16	9,459	10,320
December - 16	9,462	10,566
January - 17	9,654	10,836
February - 17	9,987	11,130
March - 17	10,219	11,284
April - 17	10,410	11,455
May - 17	10,673	11,706
June - 17	10,703	11,770
July - 17	10,905	12,084
August - 17	10,975	12,121
September - 17	11,106	12,384
October - 17	11,449	12,643
November - 17	11,540	12,895
December - 17	11,711	13,085
January - 18	12,310	13,805
February - 18	11,955	13,231
March - 18	11,843	12,964
April - 18	11,782	13,104
May - 18	11,975	13,154
June - 18	11,955	13,131
July - 18	12,300	13,559
August - 18	12,564	13,696
September - 18	12,514	13,797
October - 18	11,487	12,795
November - 18	11,700	12,962
December - 18	11,036	12,016
January - 19	11,775	12,935
February - 19	12,185	13,301
March - 19	12,472	13,491
April - 19	13,149	13,985
May - 19	12,452	13,179
June - 19	13,241	14,045
July - 19	13,323	14,079
August - 19	13,241	13,817
September - 19	13,334	14,146
October - 19	13,580	14,521
November - 19	13,929	14,902
December - 19	14,452	15,407
January - 20	14,369	15,273
February - 20	13,596	14,022
March - 20	12,329	12,215
April - 20	13,287	13,478
May - 20	14,153	14,084
June - 20	14,741	14,491
July - 20	15,854	15,173
August - 20	16,617	16,131
September - 20	16,390	15,593
October - 20	15,813	15,165
November - 20	17,235	17,046
December - 20	17,977	17,808
January - 21	17,729	17,669
February - 21	17,553	18,122
March - 21	18,142	18,750
April - 21	18,691	19,600
May - 21	18,887	19,932
June - 21	18,980	20,161
July - 21	19,353	20,400
August - 21	19,839	20,902
September - 21	18,804	20,031
October - 21	19,570	21,128
November - 21	19,187	20,726
December - 21	20,007	21,645
January - 22	18,560	20,643
February - 22	17,706	20,093
March - 22	17,769	20,625
April - 22	16,645	18,993
May - 22	16,645	19,104
June - 22	15,354	17,468
July - 22	16,384	18,757
August - 22	15,260	17,974
September - 22	14,084	16,280
October - 22	14,885	17,386
November - 22	16,124	18,782
December - 22	15,727	18,002
January - 23	16,557	19,293
February - 23	16,147	18,746
March - 23	16,840	19,387
April - 23	17,198	19,721
May - 23	16,630	19,553
June - 23	17,418	20,717
July - 23	17,649	21,385
August - 23	17,229	20,863
September - 23	16,494	19,959
October - 23	16,252	19,423
November - 23	17,765	21,201
December - 23	18,686	22,212
January - 24	19,025	22,417
February - 24	19,853	23,410
March - 24	19,991	24,227
April - 24	19,227	23,370
May - 24	20,139	24,440

Annual Average Total Return

	1 Year	5 Year	Since Inception
Sustainable Equity	21.10%	10.09%	7.90%
S&P Global 1200 Index	24.99%	13.13%	10.20%

Please visit www.saturna.com/sustainable/equity-fund for more recent performance information.

SEEFX

| SUSTAINABLE EQUITY

Sustainable Equity Fund

Semi-Annual Shareholder Report - May 31, 2024

Key Fund Statistics

Total Net Assets	$24,587,651
# of Portfolio Holdings	48
Advisory Fees Paid	$75,568
Portfolio Turnover Rate	6%

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive a copy of this document at a new address, contact 1-800-728-8762

What did the Fund invest in?

Top 10 Holdings

% of Total Net Assets

Novo Nordisk ADR	5.6%
NVIDIA	4.4%
United States Cash Management Bill (-% due 06/27/2024)	3.7%
Schneider Electric ADR	3.5%
Taiwan Semiconductor ADR	3.3%
Wolters Kluwer	3.3%
Nintendo ADR	3.1%
Eli Lilly	3.0%
Tractor Supply	2.9%
Legrand	2.7%

Geographic Weightings

% of Total Net Assets

United States	39.3%
France	11.4%
Switzerland	8.8%
United Kingdom	6.7%
Japan	6.5%
Denmark	5.6%
Netherlands	5.5%
Taiwan	3.3%
Sweden	2.6%
Canada	2.4%

Industry Weightings

% of Total Net Assets

Large Pharma	13.4%
Semiconductor Devices	8.1%
IT Services	7.5%
Home Products Stores	7.1%
U S Government	6.3%
Personal Care Products	6.2%
Electrical Power Equipment	5.6%
Commercial & Residential Building Equipment & Systems	5.3%
Consumer Electronics	4.5%
Infrastructure Software	4.2%
Other Industries	28.1%
Other Assets (net of liabilities)	3.7%

QR Code

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial statements, holdings, or proxy voting information, please visit www.saturna.com/forms#mutual-fund-library  .

1300 N. State Street

Bellingham, WA 98225

1-866-290-2688

Item 2. Code of Ethics
Registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer or persons performing similar functions, which is included with this submission as Exhibit (a)(1) and posted on the Registrant’s website at https://www.saturna.com/code-ethics.  Requests may also be made via telephone at 1-800-728-8762, and will be processed within one business day of receiving such request.
Item 3. Audit Committee Financial Expert
Not applicable.
Item 4. Principal Accountant Fees and Services
Not applicable.
Item 5. Audit Committee of Listed Registrants
Not applicable.
Item 6. Investments
(a) The Schedule of Investments is fully answered in Item 1.
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Fund	Ticker	Share Class
Short-Term Bond	STBFX	
Bond Income	SBIFX	
Core	SCORX	
Global High Income	SGHIX	
Growth	SSGFX	Investor Shares
	SGZFX	Z Shares
International	SSIFX	Investor Shares
	SIFZX	Z Shares

SEXTANT MUTUAL FUNDS

Form N-CSRS

May 31, 2024

Table of Contents:

Sextant Bond Income Fund 3
Schedule of Investments 3
Statement of Assets and Liabilities and Statement of Operations 5
Statements of Changes in Net Assets 6
Financial Highlights 7
Sextant Core Fund 8
Schedule of Investments 8
Statement of Assets and Liabilities and Statement of Operations 12
Statements of Changes in Net Assets 13
Financial Highlights 14
Sextant Global High Income Fund 15
Schedule of Investments 15
Statement of Assets and Liabilities and Statement of Operations 17
Statements of Changes in Net Assets 18
Financial Highlights 19
Sextant Growth Fund 20
Schedule of Investments 20
Statement of Assets and Liabilities and Statement of Operations 22
Statements of Changes in Net Assets 23
Financial Highlights 24
Sextant International Fund 25
Schedule of Investments 25
Statement of Assets and Liabilities and Statement of Operations 27
Statements of Changes in Net Assets 28
Financial Highlights 29
Notes To Financial Statements 30
Note 1 – Organization 30
Note 2 – Unaudited Information 31
Note 4 – Transactions with Affiliated Persons 34
Note 5 – Distributions to Shareowners 35
Note 6 – Federal Income Taxes 35
Note 7 – Investments 36
Note 8 – Custodian 36
Note 9 – Subsequent Events 36
Summary Information 37

Schedule of Investments
As of May 31, 2024
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
3
Continued on next page.
Corporate Bonds - 65 .4 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Communications
Bellsouth 6.875% due 10/15/2031 $ 200,000 $ 209,243 2.1%
Koninklijke KPN 8.375% due 10/01/2030 200,000 229,292 2.3%
438,535 4.4%
Consumer Discretionary
Home Depot 5.875% due 12/16/2036 300,000 314,637 3.1%
Lowe's 5.800% due 10/15/2036 250,000 256,105 2.6%
570,742 5.7%
Consumer Staples
Kimberly Clark 5.300% due 03/01/2041 100,000 98,318 1.0%
Procter & Gamble 5.500% due 02/01/2034 200,000 208,148 2.1%
Unilever Capital 5.900% due 11/15/2032 200,000 211,545 2.1%
518,011 5.2%
Energy
Baker Hughes 6.875% due 01/15/2029 100,000 105,676 1.1%
Canadian Natural Resources 6.450% due 06/30/2033 225,000 237,213 2.4%
Statoil 7.150% due 01/15/2029 224,000 241,973 2.4%
584,862 5.9%
Financials
Affiliated Managers Group 3.500% due 08/01/2025 250,000 243,771 2.4%
Bank Of New York Mellon MTN 3.300% due 08/23/2029 250,000 227,705 2.3%
Chubb Ina Holdings 4.350% due 11/03/2045 100,000 85,941 0.8%
State Street (Quarterly US LIBOR plus 100)
1
6.552% due 06/15/2047 150,000 129,029 1.3%
UBS AG Stamford CT 7.750% due 09/01/2026 200,000 207,195 2.1%
893,641 8.9%
Health Care
Becton Dickinson 6.700% due 08/01/2028 240,000 245,074 2.5%
Johnson & Johnson 4.950% due 05/15/2033 226,000 229,348 2.3%
Johnson & Johnson 5.850% due 07/15/2038 50,000 53,735 0.5%
Medtronic 4.375% due 03/15/2035 260,000 242,401 2.4%
Merck 6.500% due 12/01/2033 215,000 237,113 2.4%
1,007,671 10.1%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 310,000 293,232 2.9%
Deere 8.100% due 05/15/2030 95,000 109,782 1.1%
United Technologies 6.050% due 06/01/2036 250,000 258,114 2.6%
661,128 6.6%
Materials
Praxair 3.550% due 11/07/2042 350,000 276,787 2.8%
Technology
Apple 4.500% due 02/23/2036 350,000 339,540 3.4%
Intel 4.000% due 12/15/2032 360,000 328,608 3.3%
Microsoft 5.300% due 02/08/2041 50,000 52,677 0.5%
Microsoft 4.200% due 11/03/2035 350,000 332,473 3.4%
1,053,298 10.6%
Utilities
Alabama Power 4.150% due 08/15/2044 200,000 163,698 1.6%
Florida Power & Light 5.950% due 10/01/2033 100,000 104,701 1.1%

Schedule of Investments
As of May 31, 2024
Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
4
May 31, 2024
N-CSRS
Corporate Bonds - 65.4% Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Utilities (continued)
Puget Sound Energy 4.434% due 11/15/2041 $ 300,000 $ 250,049 2.5%
518,448 5.2%
Total Corporate Bonds (Cost $7,455,755) $ 6,523,123 65.4%
Government Bonds - 27 .2 % Coupon / Maturity Face Amount Market Value
Percentage of
Net Assets
Government
United States Treasury Bond 5.250% due 02/15/2029 170,000 175,233 1.8%
United States Treasury Bond 5.375% due 02/15/2031 400,000 421,781 4.2%
United States Treasury Bond 6.250% due 05/15/2030 75,000 81,647 0.8%
United States Treasury Bond 4.250% due 05/15/2039 770,000 741,907 7.4%
United States Treasury Bond 6.125% due 08/15/2029 225,000 241,374 2.4%
United States Treasury Bond 3.125% due 11/15/2041 145,000 117,620 1.2%
United States Treasury Bond 3.375% due 11/15/2048 560,000 447,803 4.5%
United States Treasury Note 2.875% due 05/15/2052 400,000 287,656 2.9%
United States Treasury Note 2.250% due 10/31/2024 200,000 197,477 2.0%
Total Government Bonds (Cost $3,402,147) $ 2,712,498 27.2%
Total investments (Cost $10,857,902) $ 9,235,621 92.6%
Other assets (net of liabilities) 738,433 7.4%
Total net assets $ 9,974,054 100.0%
1
Variable rate security. The interest rate represents the rate in effect at May 31, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
LIBOR: London Interbank Offered Rates
MTN: Medium Term Note

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
5
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $10,857,902) $ 9,235,621
Cash 630,205
Interest receivable 109,075
Prepaid expenses 8,455
Receivable for Fund shares sold 1,642
Total assets 9,984,998
Liabilities
Accrued advisory fees 2,160
Accrued audit expenses 1,689
Distributions payable 1,485
Accrued trustee expenses 1,176
Accrued retirement plan custody fee 987
Payable for Fund shares redeemed 393
Accrued legal expenses 387
Accrued Chief Compliance Officer expenses 342
Accrued other operating expenses 534
Accrued printing fees 795
Accrued postage 996
Total liabilities 10,944
Net assets $9,974,054
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $11,613,449
Total distributable earnings (1,639,395)
Net assets applicable to Fund shares outstanding $9,974,054
Fund shares outstanding 2,327,467
Net asset value, offering, and redemption price per
share $4.29
Period ended May 31, 2024
Investment income
Interest income $ 181,861
Total investment income 181,861
Expenses
Investment advisory fees 25,468
Filing and registration fees 7,448
Audit fees 2,967
Trustee fees 1,865
Chief Compliance Officer expenses 1,795
Legal fees 1,452
Retirement plan custodial fees 1,087
Custodian fees 207
Other operating expenses 809
Total gross expenses 43,098
Less adviser fees waived (9,783)
Less custodian fee credits (207)
Net expenses 33,108
Net investment income $148,753
Net realized loss from investments $(783)
Net decrease in unrealized depreciation on
investments 15,789
Net gain on investments 15,006
Net increase in net assets resulting from operations $163,759

Sextant Bond Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase (Decrease) in net assets from operations
From operations
Net investment income $148,753 $278,280
Net realized loss on investments (783) (400)
Net increase (decrease) in unrealized de preciation on investments 15,789 (162,297)
Net increase in net assets 163,759 115,583
Distributions to shareowners from
Net dividend and distribution to shareholders (148,758) (279,913)
Capital share transactions
Proceeds from the sale of shares 289,743 1,281,464
Value of shares issued in reinvestment of dividends and distributions 140,190 273,882
Cost of shares redeemed (544,677) (1,131,452)
Total capital shares transactions (114,744) 423,894
Total increase (decrease) in net assets (99,743) 259,564
Net assets
Beginning of period 10,073,797 9,814,233
End of period $9,974,054 $10,073,797
Shares of the Fund sold and redeemed
Sextant Bond Income (SBIFX)
Number of shares sold 66,589 302,431
Number of shares issued in reinvestment of dividends and distributions 32,267 63,138
Number of shares redeemed (126,268) (258,610)
Net increase (decrease) in number of shares outstanding (27,412) 106,959
– –

Sextant Bond Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
7
tin
Sextant Bond Income (SBIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $4.28 $4.37 $5.40 $5.65 $5.34 $4.89
Income from investment operations
Net investment income 0.06 0.13 0.12 0.13 0.14 0.15
Net gains (losses) on securities (both realized and
unrealized) 0.01 (0.09) (1.03) (0.25) 0.31 0.45
Total from investment operations 0.07 0.04 (0.91) (0.12) 0.45 0.60
Less distributions
Dividends (from net investment income) (0.06) (0.13) (0.12) (0.13) (0.14) (0.15)
Total distributions (0.06) (0.13) (0.12) (0.13) (0.14) (0.15)
Net asset value at end of period $4.29 $4.28 $4.37 $5.40 $5.65 $5.34
Total Return
A
1.71% 0.86% (16.94)% (2.19)% 8.48% 12.45%
Ratios / supplemental data
Net assets ($000), end of period $9,974 $10,074 $9,814 $12,533 $14,042 $12,454
Ratio of expenses to average net assets
Before custodian fee credits
B
0.85% 0.96% 1.03% 0.58% 0.63% 0.71%
After advisory fees waiver
B
0.66% 0.65% 0.65% 0.53% 0.48% 0.55%
After  custodian fee credits
B
0.65% 0.65% 0.65% 0.53% 0.48% 0.55%
Ratio of net investment income after custodian fee credits  to average net assets
B
2.93% 2.91% 2.58% 2.31% 2.50% 2.96%
Portfolio turnover rate
A
4% 0% 0% 3% 13% 21%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
8
May 31, 2024
N-CSRS
Continued on next page.
Common Stock - 59.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 2,500 $ 147,623 $ 431,250 United States 1.7%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 25 62,200 59,371 France 0.2%
Automotive Retailers
AutoZone
2
60 158,534 166,196 United States 0.7%
O'Reilly Automotive
2
160 135,486 154,122 United States 0.6%
294,020 320,318 1.3%
Home Products Stores
Floor & Decor Holdings
2
1,900 138,164 222,034 United States 0.9%
Lowe's 1,100 75,376 243,419 United States 0.9%
213,540 465,453 1.8%
Specialty Apparel Stores
Ross Stores 1,390 108,387 194,266 United States 0.8%
TJX Companies 2,700 139,837 278,370 United States 1.1%
248,224 472,636 1.9%
817,984 1,317,778 5.2%
Consumer Staples
Agricultural Producers
Darling Ingredients
2
2,500 149,495 101,000 United States 0.4%
Household Products
Procter & Gamble 1,450 138,928 238,583 United States 0.9%
Non-Alcoholic Beverages
PepsiCo 385 42,104 66,566 United States 0.3%
Packaged Food
Danone ADR 25,000 305,091 322,750 France 1.3%
General Mills 4,200 277,293 288,750 United States 1.1%
Nestle ADR 1,000 73,990 106,300 Switzerland 0.4%
656,374 717,800 2.8%
986,901 1,123,949 4.4%
Energy
Exploration & Production
ConocoPhillips 2,000 79,556 232,960 United States 1.0%
Refining & Marketing
Phillips 66 1,100 73,403 156,321 United States 0.6%
Renewable Energy Equipment
Enphase Energy 1,800 236,258 230,220 United States 0.9%
389,217 619,501 2.5%
Financials
Consumer Finance
Visa 900 138,794 245,214 United States 1.0%
Institutional Brokerage
Virtu Financial 11,000 185,000 242,000 United States 0.9%
Other Financial Services
Mastercard, Class A 500 137,490 223,535 United States 0.9%

Schedule of Investments
As of May 31, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
9
Continued on next page.
Common Stock - 59.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Financials (continued)
P&C Insurance
Chubb 810 $ 102,989 $ 219,364 Switzerland 0.9%
564,273 930,113 3.7%
Health Care
Large Pharma
AstraZeneca ADR 4,500 284,252 351,090 United States 1.4%
GlaxoSmithKline ADR 8,250 306,076 369,352 United Kingdom 1.4%
Novo Nordisk ADR 5,000 155,393 676,400 Denmark 2.7%
745,721 1,396,842 5.5%
Managed Care
UnitedHealth Group 300 123,022 148,611 United States 0.6%
Medical Devices
Abbott Laboratories 85 3,104 8,686 United States 0.0%
3
Boston Scientific
2
2,500 167,239 188,925 United States 0.8%
170,343 197,611 0.8%
Medical Equipment
GE Healthcare Technologies 1,400 112,985 109,200 United States 0.4%
1,152,071 1,852,264 7.3%
Industrials
Building Construction
EMCOR Group Inc 575 209,254 223,479 United States 0.9%
Commercial & Residential Building
Equipment & Systems
Honeywell International 1,000 49,532 202,190 United States 0.8%
Johnson Controls International 5,350 205,042 384,719 United States 1.5%
NIBE Industrier AB Class B 30,000 193,873 153,908 Sweden 0.6%
Trane 400 131,522 130,984 Ireland 0.5%
579,969 871,801 3.4%
Electrical Power Equipment
Eaton 2,000 298,440 665,700 Ireland 2.6%
Flow Control Equipment
Parker Hannifin 500 60,804 265,760 United States 1.1%
Industrial Wholesale & Rental
Fastenal 2,245 51,931 148,125 United States 0.6%
Rail Freight
Canadian National Railway 2,000 86,366 254,660 Canada 1.0%
Canadian Pacific Kansas City 2,568 182,009 203,796 Canada 0.8%
268,375 458,456 1.8%
Waste Management
Republic Services 950 116,161 175,931 United States 0.7%
1,584,934 2,809,252 11.1%
Materials
Agricultural Chemicals
Corteva 5,000 264,981 279,700 United States 1.1%
Base Metals
Mineral Resources 4,012 181,000 192,684 Australia 0.8%
Basic & Diversified Chemicals
Linde 560 75,239 243,891 United Kingdom 1.0%
Iron
BHP Biliton ADR 1,750 103,319 104,178 Australia 0.4%

Schedule of Investments
As of May 31, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2024
N-CSRS
Continued on next page.
Common Stock - 59.1% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Precious Metals
Agnico-Eagle Mines 6,150 $ 299,837 $ 419,492 Canada 1.6%
924,376 1,239,945 4.9%
Technology
Application Software
SAP ADR 2,100 321,112 383,124 Germany 1.5%
Communications Equipment
Apple 1,900 44,723 365,275 United States 1.4%
Motorola Solutions 1,025 264,513 374,033 United States 1.5%
309,236 739,308 2.9%
Infrastructure Software
Microsoft 1,275 282,306 529,291 United States 2.1%
Oracle 3,100 124,402 363,289 United States 1.5%
406,708 892,580 3.6%
IT Services
Wolters Kluwer NV 2,000 277,883 320,300 Netherlands 1.3%
Semiconductor Devices
Broadcom 200 241,180 265,710 United States 1.1%
Infineon Technologies ADR 3,275 91,171 131,819 Germany 0.5%
Micron Technology 1,550 59,028 193,750 United States 0.8%
NVIDIA 240 182,797 263,119 United States 1.0%
NXP Semiconductors 950 90,828 258,495 Netherlands 1.0%
665,004 1,112,893 4.4%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 1,900 253,546 286,976 Taiwan 1.1%
2,233,489 3,735,181 14.8%
Utilities
Integrated Electric Utilities
Dominion Energy 7,750 368,362 417,880 United States 1.6%
NextEra Energy 5,925 185,168 474,119 United States 1.9%
553,530 891,999 3.5%
Total Common Stock
$9,354,398
$14,951,232 59.1%
Corporate Bonds - 18.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Bellsouth Capital Funding 7.875% due 02/15/2030 150,000 160,075 United States 0.6%
Comcast 5.650% due 06/15/2035 500,000 508,855 United States 2.0%
Expedia Group 5.000% due 02/15/2026 250,000 247,385 United States 1.0%
916,315 3.6%
Consumer Discretionary
Lowe's 4.250% due 09/15/2044 250,000 195,487 United States 0.8%
Stanford University 4.013% due 05/01/2042 100,000 85,038 United States 0.3%
280,525 1.1%
Consumer Staples
Coca Cola 1.000% due 03/15/2028 250,000 217,586 United States 0.9%
Financials
Charles Schwab 3.000% due 03/10/2025 300,000 294,034 United States 1.2%

Schedule of Investments
As of May 31, 2024
Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
11
Corporate Bonds - 18.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Health Care
Cardinal Health 3.500% due 11/15/2024 $ 155,000 $ 153,281 United States 0.6%
Industrials
Burlington Northern Santa Fe Bond 6.200% due 08/15/2036 150,000 161,003 United States 0.6%
CSX Corp 4.650% due 03/01/2068 300,000 250,885 United States 1.0%
FedEx 3.900% due 02/01/2035 250,000 219,546 United States 0.9%
Legrand France Yankee 8.500% due 02/15/2025 170,000 173,404 France 0.7%
Union Pacific 3.375% due 02/01/2035 250,000 212,848 United States 0.8%
1,017,686 4.0%
Real Estate
Welltower 4.250% due 04/15/2028 350,000 336,467 United States 1.3%
Technology
Oracle 2.950% due 04/01/2030 500,000 440,829 United States 1.8%
Qualcomm 3.250% due 05/20/2027 220,000 210,445 United States 0.8%
651,274 2.6%
Utilities
Edison International 3.550% due 11/15/2024 250,000 247,424 United States 1.0%
Pacificorp 6.000% due 01/15/2039 500,000 505,703 United States 2.0%
753,127 3.0%
Total Corporate Bonds (Cost $5,061,050) $4,620,295 18.3%
Government Bonds - 15.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
United States Cash Management Bill –% due 08/08/2024 3,250,000 3,218,696 United States 12.7%
United States Treasury Bond 4.500% due 02/15/2036 137,000 137,942 United States 0.6%
United States Treasury Bond 3.625% due 02/15/2044 155,000 132,374 United States 0.5%
United States Treasury Note 1.125% due 01/15/2025 400,000 389,965 United States 1.6%
Total Government Bonds (Cost $3,942,909) $3,878,977 15.4%
Municipals Bonds - 0.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Utility Networks
Tacoma WA Elec Sys Revenue 5.966% due 01/01/2035 100,000 103,390 United States 0.4%
Total Municipals Bonds (Cost $117,172) $103,390 0.4%
Total investments (Cost $18,475,529) $23,553,894 93.2%
Other assets (net of liabilities) 1,719,843 6.8%
Total net assets $25,273,737 100.0%
1
Country of domicile
2
Non-income producing
3
Less than 0.05%
ADR: American Depositary Receipt
Yankee: Dollar-denominated bonds issued in the U.S. by foreign banks or corporations

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSRS
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $18,475,529) $ 23,553,894
Cash 1,622,639
Interest receivable 66,212
Dividends receivable 29,727
Receivable for Fund shares sold 12,575
Prepaid expenses 7,403
Total assets 25,292,450
Liabilities
Accrued advisory fees 10,628
Accrued trustee expenses 2,278
Accrued retirement plan custody fee 1,185
Accrued audit expenses 1,104
Accrued legal expenses 807
Accrued Chief Compliance Officer expenses 630
Payable for Fund shares redeemed 175
Accrued other operating expenses 1,906
Total liabilities 18,713
Net assets $25,273,737
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $19,485,422
Total distributable earnings 5,788,315
Net assets applicable to Fund shares outstanding $25,273,737
Fund shares outstanding 1,537,664
Net asset value, offering, and redemption price per
share $16.44
Period ended May 31, 2024
Investment income
Interest income $ 213,856
Dividend Income (Net of foreign tax of $7,293) 116,383
Total investment income 330,239
Expenses
Investment advisory fees 59,319
Filing and registration fees 9,882
Audit fees 6,239
Chief Compliance Officer expenses 3,809
Trustee fees 3,749
Legal fees 3,228
Retirement plan custodial fees 1,279
ReFlow fees 613
Custodian fees 510
Other operating expenses 1,860
Total gross expenses 90,488
Less custodian fee credits (510)
Net expenses 89,978
Net investment income $240,261
Net realized gain from investments and foreign
currency $498,091
A
Net Increase in unrealized appreciation on investments
and foreign currency 1,455,772
Net gain on investments 1,953,863
Net increase in net assets resulting from operations $2,194,124
A
Includes $184,362 in net realized gains from redemptions in-kind

Sextant Core Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
13
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $240,261 $343,070
Net realized gain on investments and foreign currency 498,091 722,143
Net increase (decrease) in unrealized appreciation on investments and foreign currency 1,455,772 (258,801)
Net increase in net assets 2,194,124 806,412
Distributions to shareowners from
Net dividend and distribution to shareholders (351,859) (282,074)
Capital share transactions
Proceeds from the sale of shares 3,617,191 5,941,201
Value of shares issued in reinvestment of dividends and distributions 351,248 281,446
Cost of shares redeemed (1,731,703) (4,834,213)
Total capital shares transactions 2,236,736 1,388,434
Total increase in net assets 4,079,001 1,912,772
Net assets
Beginning of period 21,194,736 19,281,964
End of period $25,273,737 $21,194,736
Shares of the Fund sold and redeemed
Sextant Core (SCORX)
Number of shares sold 230,398 400,225
Number of shares issued in reinvestment of dividends and distributions 22,748 19,424
Number of shares redeemed (108,406) (323,202)
Net increase in number of shares outstanding 144,740 96,447
– –

Sextant Core Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
14
May 31, 2024
N-CSRS
tin
Sextant Core (SCORX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $15.22 $14.87 $16.20 $14.81 $14.31 $12.84
Income from investment operations
Net investment income 0.16 0.26 0.21 0.24 0.19 0.19
Net gains (losses) on securities (both realized and
unrealized) 1.31 0.30 (1.03) 1.36 1.13 1.45
Total from investment operations 1.47 0.56 (0.82) 1.60 1.32 1.64
Less distributions
Dividends (from net investment income) (0.25) (0.19) (0.25) (0.21) (0.20) (0.17)
Distributions (from capital gains) – (0.02) (0.26) – (0.62) –
Total distributions (0.25) (0.21) (0.51) (0.21) (0.82) (0.17)
Net asset value at end of period $16.44 $15.22 $14.87 $16.20 $14.81 $14.31
Total Return
A
9.77% 3.88% (5.32)% 10.95% 9.72% 13.04%
Ratios / supplemental data
Net assets ($000), end of period $25,274 $21,195 $19,282 $18,932 $18,962 $16,875
Ratio of expenses to average net assets
Before custodian fee credits
B
0.76% 0.86% 0.90% 0.57% 0.88% 0.90%
After  custodian fee credits
B
0.76% 0.85% 0.90% 0.56% 0.88% 0.90%
Ratio of net investment income after custodian fee credits  to average net assets
B
2.03% 1.72% 1.44% 1.52% 1.40% 1.63%
Portfolio turnover rate
A
12% 13% 10% 14% 19% 28%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2024
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
15
Continued on next page.
Common Stock - 50.3% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Orange ADR 20,000 $ 270,393 $ 235,000 France 2.4%
SK Telecom ADR 11,000 265,273 227,480 South Korea 2.4%
Telenor ASA 20,000 265,603 232,903 Norway 2.4%
Verizon Communications 6,000 294,820 246,900 United States 2.6%
1,096,089 942,283 9.8%
Consumer Discretionary
Automobiles
Volkswagen AG 1,500 274,363 188,587 Germany 1.9%
Energy
Exploration & Production
Woodside Energy Group ADR 8,500 174,552 157,250 Australia 1.6%
Integrated Oils
Shell ADR 3,800 241,426 276,564 Netherlands 2.9%
415,978 433,814 4.5%
Financials
Banks
ANZ Group Holdings ADR 15,000 244,950 282,900 Australia 2.9%
Skandinaviska Enskilda Banken, Cl A 25,000 233,632 356,398 Sweden 3.7%
478,582 639,298 6.6%
Institutional Brokerage
Virtu Financial 7,500 119,775 165,000 United States 1.7%
598,357 804,298 8.3%
Health Care
Large Pharma
GlaxoSmithKline ADR 6,500 267,211 291,005 United Kingdom 3.0%
Novartis ADR 2,500 134,038 257,825 Switzerland 2.7%
Sandoz Group AG-ADR 500 7,234 17,745 Switzerland 0.2%
408,483 566,575 5.9%
Materials
Base Metals
Norsk Hydro ASA 35,000 314,618 236,889 Norway 2.5%
South32 ADR 19,000 134,773 251,180 Australia 2.6%
Southern Copper 5,052 335,962 599,319 Peru 6.2%
785,353 1,087,388 11.3%
Iron
BHP Biliton ADR 5,500 186,488 327,415 Australia 3.4%
971,841 1,414,803 14.7%
Technology
Communications Equipment
Cisco Systems 5,000 179,892 232,500 United States 2.4%
Consumer Electronics
Nintendo 5,000 223,480 272,110 Japan 2.8%
403,372 504,610 5.2%
Total Common Stock
$4,168,483
$4,854,970 50.3%
Corporate Bonds - 28.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Comcast 4.650% due 07/15/2042 250,000 222,263 United States 2.3%

Schedule of Investments
As of May 31, 2024
Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
16
May 31, 2024
N-CSRS
Corporate Bonds - 28.4% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications (continued)
Netflix 4.375% due 11/15/2026 $ 250,000 $ 245,186 United States 2.6%
467,449 4.9%
Consumer Discretionary
Ford Motor 6.375% due 02/01/2029 220,000 224,814 United States 2.3%
MDC Holdings 3.850% due 01/15/2030 200,000 186,107 United States 1.9%
YUM! Brands 3.625% due 03/15/2031 295,000 256,916 United States 2.7%
667,837 6.9%
Consumer Staples
Grupo Bimbo 4.875% due 06/27/2044 200,000 175,487 Mexico 1.8%
Energy
Petrobras International Finance 6.875% due 01/20/2040 50,000 48,743 Brazil 0.5%
Petrobras International Finance 6.750% due 01/27/2041 80,000 76,755 Brazil 0.8%
125,498 1.3%
Financials
Lincoln National(3 month LIBOR plus 2.04%)
2
7.628% due 04/20/2067 250,000 193,750 United States 2.0%
Industrials
Burlington Northern Santa Fe 5.050% due 03/01/2041 200,000 189,182 United States 1.9%
CSX Corp 4.650% due 03/01/2068 250,000 209,071 United States 2.2%
Delta Air Lines 3.750% due 10/28/2029 250,000 228,991 United States 2.4%
Norfolk Southern 5.100% due 08/01/2118 275,000 230,178 United States 2.4%
857,422 8.9%
Utilities
Edison International 3.550% due 11/15/2024 250,000 247,424 United States 2.6%
Total Corporate Bonds (Cost $3,097,485) $2,734,867 28.4%
Government Bonds - 2.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
Colombia Republic 8.375% due 02/15/2027 125,000 127,625 Colombia 1.3%
Republic of Argentina 1.000% due 07/09/2029 9,276 5,397 Argentina 0.1%
Republic of Argentina 1.500% due 07/09/2046 242,500 110,009 Argentina 1.1%
Total Government Bonds (Cost $361,824) $243,031 2.5%
Municipals Bonds - 0.5% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Municipal Bonds
Colony TX NFM Sales Tax Revenue 7.625% due 10/01/2042 50,000 49,007 United States 0.5%
Total Municipals Bonds (Cost $50,000) $49,007 0.5%
Total investments (Cost $7,677,792) $7,881,875 81.7%
Other assets (net of liabilities) 1,766,437 18.3%
Total net assets $ 9,648,312 100.0%
1
Denotes a country or region of primary exposure
2
Variable rate security. The interest rate represents the rate in effect at May 31, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
ADR: American Depositary Receipt
LIBOR: London Interbank Offered Rates

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
17
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $7,677,792) $ 7,881,875
Cash 1,682,072
Interest receivable 42,842
Dividends receivable 38,803
Prepaid expenses 10,157
Receivable for Fund shares sold 472
Total assets 9,656,221
Liabilities
Accrued audit expenses 2,483
Accrued advisory fees 1,203
Accrued trustee expenses 1,044
Accrued retirement plan custody fee 741
Accrued legal expenses 474
Accrued Chief Compliance Officer expenses 313
Accrued other operating expenses 184
Accrued printing fees 1,012
Accrued postage 455
Total liabilities 7,909
Net assets $9,648,312
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $9,341,836
Total distributable earnings 306,476
Net assets applicable to Fund shares outstanding $9,648,312
Fund shares outstanding 897,347
Net asset value, offering, and redemption price per
share $10.75
Period ended May 31, 2024
Investment income
Interest income $ 120,497
Dividend Income (Net of foreign tax of $15,863) 115,981
Miscellaneous income 198
Total investment income 236,676
Expenses
Investment advisory fees 23,902
Filing and registration fees 11,582
Audit fees 2,897
Chief Compliance Officer expen ses 1,766
Trustee fees 1,747
Legal fees 1,567
Retirement plan custodial fees 889
Custodian fees 337
Other operating expenses 1,116
Total gross expenses 45,803
Less adviser fees waived (9,676)
Less custodian fee credits (337)
Net expenses 35,790
Net investment income $200,886
Net realized loss from investments and foreign
currency $(83,425)
Net increase in unrealized appreciation on investments
and foreign currency 788,600
Net gain on investments 705,175
Net increase in net assets resulting from operations $906,061

Sextant Global High Income Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $200,886 $413,582
Net realized loss on investments and foreign currency (83,425) (11,956)
Net increase (decrease) in unrealized appreciation on investments and foreign currency 788,600 (13,885)
Net increase in net assets 906,061 387,741
Distributions to shareowners from
Net dividend and distribution to shareholders (401,403) (305,551)
Capital share transactions
Proceeds from the sale of shares 350,408 511,784
Value of shares issued in reinvestment of dividends and distributions 392,421 298,310
Cost of shares redeemed (1,037,931) (507,318)
Total capital shares transactions (295,102) 302,776
Total increase in net assets 209,556 384,966
Net assets
Beginning of period 9,438,756 9,053,790
End of period $9,648,312 $9,438,756
Shares of the Fund sold and redeemed
Sextant Global High Income Fund (SGHIX)
Number of shares sold 33,850 50,804
Number of shares issued in reinvestment of dividends and distributions 38,472 30,440
Number of shares redeemed (100,450) (50,276)
Net increase (decrease) in number of shares outstanding (28,128) 30,968
– –

Sextant Global High Income Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
19
tin
Sextant Global High Income Fund (SGHIX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $10.20 $10.12 $10.77 $10.15 $11.42 $11.07
Income from investment operations
Net investment income 0.22 0.45 0.40 0.33 0.31 0.42
Net gains (losses) on securities (both realized and
unrealized) 0.76 (0.03) (0.83) 0.65 (0.66) 0.32
Total from investment operations 0.98 0.42 (0.43) 0.98 (0.35) 0.74
Less distributions
Dividends (from net investment income) (0.43) (0.34) (0.22) (0.36) (0.40) (0.39)
Distributions (from capital gains) – – – – (0.52) –
Total distributions (0.43) (0.34) (0.22) (0.36) (0.92) (0.39)
Net asset value at end of period $10.75 $10.20 $10.12 $10.77 $10.15 $11.42
Total Return
A
9.87% 4.31% (4.16)% 9.87% (3.51)% 7.06%
Ratios / supplemental data
Net assets ($000), end of period $9,648 $9,439 $9,054 $9,150 $8,615 $9,893
Ratio of expenses to average net assets
Before custodian fee credits
B
0.96% 0.96% 0.98% 0.78% 0.70% 1.11%
After advisory fees waiver
B
0.76% 0.75% 0.75% 0.70% 0.56% 0.76%
After  custodian fee credits
B
0.75% 0.74% 0.74% 0.69% 0.55% 0.75%
Ratio of net investment income after custodian fee credits  to average net assets
B
4.21% 4.45% 3.87% 3.11% 3.12% 3.72%
Portfolio turnover rate
A
2% 8% 20% 27% 27% 33%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2024
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
20
May 31, 2024
N-CSRS
Continued on next page.
Common Stock - 98.2% Number of Shares Cost Market Value
Percentage of
Net Assets
Communications
Internet Media & Services
Alphabet, Class A 31,680 $ 898,428 $ 5,464,800 8.1%
Facebook Inc 2,800 1,335,391 1,307,124 1.9%
2,233,819 6,771,924 10.0%
Consumer Discretionary
Automotive Retailers
O'Reilly Automotive
1
1,300 1,094,232 1,252,238 1.8%
Home Products Stores
Lowe's 5,600 198,283 1,239,224 1.8%
Online Marketplace
Amazon.com
1
26,980 162,991 4,760,351 7.0%
Specialty Apparel Stores
Lululemon Athletica
1
3,000 965,595 935,970 1.4%
TJX Companies 19,000 824,767 1,958,900 2.9%
1,790,362 2,894,870 4.3%
3,245,868 10,146,683 14.9%
Consumer Staples
Mass Merchants
Costco Wholesale 3,509 410,438 2,841,904 4.2%
Non-Alcoholic Beverages
Monster Beverage 32,200 1,489,661 1,671,824 2.4%
1,900,099 4,513,728 6.6%
Financials
Other Financial Services
Mastercard, Class A 5,896 536,038 2,635,925 3.9%
Health Care
Managed Care
Elevance Health 2,250 1,076,105 1,211,580 1.8%
Medical Devices
Boston Scientific
1
22,000 981,996 1,662,540 2.5%
Edwards Lifesciences
1
10,500 346,070 912,345 1.3%
Stryker 3,000 374,100 1,023,270 1.5%
1,702,166 3,598,155 5.3%
Specialty & Generic Pharma
Zoetis 6,000 998,110 1,017,360 1.5%
3,776,381 5,827,095 8.6%
Industrials
Commercial & Residential Building
Equipment & Systems
Johnson Controls International 22,500 1,043,161 1,617,975 2.4%
Industrial Wholesale & Rental
Ferguson 6,250 1,141,985 1,285,875 1.9%
Infrastructure Construction
Quanta Services 5,000 1,347,130 1,379,700 2.0%
3,532,276 4,283,550 6.3%

Schedule of Investments
As of May 31, 2024
Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
21
Common Stock - 98.2% Number of Shares Cost Market Value
Percentage of
Net Assets
Materials
Agricultural Chemicals
Corteva 23,850 $ 1,016,058 $ 1,334,169 2.0%
Technology
Application Software
Adobe
1
4,450 23,404 1,979,182 2.9%
Communications Equipment
Apple 29,100 8,575 5,594,475 8.3%
Motorola Solutions 6,000 1,346,592 2,189,460 3.2%
1,355,167 7,783,935 11.5%
Infrastructure Software
Microsoft 18,170 838,685 7,542,912 11.1%
Oracle 17,500 901,024 2,050,825 3.0%
ServiceNow
1
1,900 1,225,009 1,248,167 1.9%
2,964,718 10,841,904 16.0%
Semiconductor Devices
Advanced Micro Devices
1
9,500 758,357 1,585,550 2.3%
Broadcom 1,275 1,200,407 1,693,901 2.5%
Monolithic Power Systems 1,100 521,986 809,193 1.2%
NVIDIA 3,500 493,219 3,837,155 5.6%
Qualcomm 7,900 1,066,689 1,611,995 2.4%
Texas Instruments 5,100 648,430 994,551 1.5%
4,689,088 10,532,345 15.5%
9,032,377 31,137,366 45.9%
Total investments $25,272,916 $66,650,440 98.2%
Other assets (net of liabilities) 1,207,480 1.8%
Total net assets $67,857,920 100.0%
1
Non-income producing

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSRS
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $25,272,916) $ 66,650,440
Cash 1,228,340
Dividends receivable 30,060
Prepaid expenses 16,592
Receivable for Fund shares sold 3,514
Total assets 67,928,946
Liabilities
Accrued advisory fees 28,676
Accrued audit expenses 11,454
Payable for Fund shares redeemed 7,675
Accrued trustee expenses 6,354
Accrued retirement plan custody fee 2,929
Accrued Chief Compliance Officer expenses 1,715
Accrued legal expenses 1,692
Accrued 12b-1 distribution fees 899
Accrued other operating expenses 2,393
Accrued printing fees 7,239
Total liabilities 71,026
Net assets $67,857,920
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $22,854,229
Total distributable earnings 45,003,691
Net assets applicable to Fund shares outstanding $67,857,920
Net asset value per Investor Shares SSGFX
Net assets, at value $4,249,552
Shares outstanding 84,972
Net asset value, offering and redemption price per
share $50.01
Net asset value per Z Shares SGZFX
Net assets, at value $63,608,368
Shares outstanding 1,269,656
Net asset value, offering and redemption price per
share $50.10
Period ended May 31, 2024
Investment income
Dividend Income $ 289,270
Total investment income 289,270
Expenses
Investment advisory fees 164,039
Audit fees 18,812
Filing and registration fees 16,995
Trustee fees 10,944
Chief Compliance Officer expenses 10,943
Legal fees 8,706
12b-1 distribution fees 5,095
ReFlow fees 3,908
Retirement plan custodial fees 3,224
1,025
Investor Shares –
1,050
Z Shares 3,224
Custodian fees 1,328
Other operating expenses 5,113
Total gross expenses 249,107
Less custodian fee credits (1,328)
Net expenses 247,779
Net investment income $41,491
Net realized gain from investments $3,869,178
A
Net Increase in unrealized appreciation on investments 5,005,093
Net gain on investments 8,874,271
Net increase in net assets resulting from operations $8,915,762
A
Includes $1,814,564 in net realized gains from redemptions in-kind

Sextant Growth Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
23
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income (loss) $41,491 $(2,487)
Net realized gain on investments 3,869,178 865,127
Net increase in unrealized appreciation on investments 5,005,093 7,620,469
Net increase in net assets 8,915,762 8,483,109
Distributions to shareowners from
1,025
Net dividend and distribution to shareholders - Investor Shares – (116,456)
1,050
Net dividend and distribution to shareholders - Z Shares (32,415) (1,184,886)
Total distributions (32,415) (1,301,342)
Capital share transactions
Proceeds from the sale of shares
1,025
Investor Shares 221,223 491,401
1,050
Z Shares 3,944,414 4,454,320
Value of shares issued in reinvestment of dividends and distributions
1,025
Investor Shares – 86,817
1,050
Z Shares 31,514 1,154,557
Cost of shares redeemed
1,025
Investor Shares (1,570,686) (1,032,724)
1,050
Z Shares (5,253,900) (5,613,472)
Total capital shares transactions (2,627,435) (459,101)
Total increase in net assets 6,255,912 6,722,666
Net assets
Beginning of period 61,602,008 54,879,342
End of period $67,857,920 $61,602,008
Shares of the Fund sold and redeemed
Investor Shares (SSGFX)
Number of shares sold 4,538 11,981
Number of shares issued in reinvestment of dividends and distributions – 2,413
Number of shares redeemed (35,733) (25,330)
Net decrease in number of shares outstanding (31,195) (10,936)
Z Shares (SGZFX)
Number of shares sold 83,996 111,231
Number of shares issued in reinvestment of dividends and distributions 696 32,134
Number of shares redeemed (110,370) (140,223)
Net increase (decrease) in number of shares outstanding (25,678) 3,142
– –

Sextant Growth Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
24
May 31, 2024
N-CSRS
tin
Investor Shares (SSGFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $43.60 $38.72 $51.39 $41.86 $33.25 $28.70
Income from investment operations
Net investment income
A
(0.02) (0.09) (0.13) 0.09 (0.03) (0.03)
Net gains (losses) on securities (both realized and
unrealized) 6.43 5.89 (8.24) 9.70 9.58 5.86
Total from investment operations 6.41 5.80 (8.37) 9.79 9.55 5.83
Less distributions
Dividends (from net investment income) – – (0.05) (0.03) (0.01) (0.04)
Distributions (from capital gains) – (0.92) (4.25) (0.23) (0.93) (1.24)
Total distributions – (0.92) (4.30) (0.26) (0.94) (1.28)
Net asset value at end of period $50.01 $43.60 $38.72 $51.39 $41.86 $33.25
Total Return
B
14.70% 15.47% (17.88)% 23.48% 29.49% 21.81%
Ratios / supplemental data
Net assets ($000), end of period $4,250 $5,065 $4,921 $6,411 $5,197 $4,533
Ratio of expenses to average net assets
Before custodian fee credits
C
0.99% 1.04% 1.21% 0.74% 1.05% 1.20%
After  custodian fee credits
C
0.98% 1.04% 1.20% 0.74% 1.05% 1.20%
Ratio of net investment income after custodian fee credits  to average net assets
C
(0.10)% (0.22)% (0.32)% 0.20% (0.08)% (0.07)%
Portfolio turnover rate
B
6% 10% 23% 18% 17% 10%
Z Shares (SGZFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $43.65 $38.66 $51.30 $41.78 $33.16 $28.65
Income from investment operations
Net investment income
A
0.03 0.01 (0.03) 0.20 0.05 0.08
Net gains (losses) on securities (both realized and
unrealized) 6.45 5.90 (8.22) 9.66 9.56 5.82
Total from investment operations 6.48 5.91 (8.25) 9.86 9.61 5.90
Less distributions
Dividends (from net investment income) (0.03) – (0.14) (0.11) (0.06) (0.15)
Distributions (from capital gains) – (0.92) (4.25) (0.23) (0.93) (1.24)
Total distributions (0.03) (0.92) (4.39) (0.34) (0.99) (1.39)
Net asset value at end of period $50.10 $43.65 $38.66 $51.30 $41.78 $33.16
Total Return
B
14.84% 15.79% (17.69)% 23.76% 29.79% 22.22%
Ratios / supplemental data
Net assets ($000), end of period $63,608 $56,537 $49,958 $62,277 $53,776 $40,978
Ratio of expenses to average net assets
Before custodian fee credits
C
0.75% 0.80% 0.97% 0.51% 0.82% 0.90%
After  custodian fee credits
C
0.74% 0.80% 0.97% 0.50% 0.82% 0.90%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.14% 0.02% (0.08)% 0.43% 0.14% 0.23%
Portfolio turnover rate
B
6% 10% 23% 18% 17% 10%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2024
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
25
Continued on next page.
Common Stock - 96 .4 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Communications
Wireless Telecommunications
Telus 12,650 $ 92,488 $ 208,093 Canada 0.3%
Consumer Discretionary
Apparel, Footwear & Accessory Design
Hermes International 600 569,151 1,424,894 France 1.9%
Online Marketplace
MercadoLibre
2
2,990 247,973 5,159,484 Argentina 6.7%
817,124 6,584,378 8.6%
Consumer Staples
Packaged Food
Danone 15,000 948,276 967,838 France 1.2%
Personal Care Products
L'Oreal 3,400 1,099,801 1,679,092 France 2.2%
2,048,077 2,646,930 3.4%
Health Care
Health Care Supplies
Alcon 24,550 1,281,620 2,188,141 Switzerland 2.9%
Large Pharma
AstraZeneca ADR 17,000 1,023,786 1,326,340 United States 1.7%
Novartis ADR 8,925 420,260 920,435 Switzerland 1.2%
Novo Nordisk ADR 56,350 345,311 7,623,028 Denmark 9.9%
1,789,357 9,869,803 12.8%
Medical Equipment
Siemens Healthineers AG 31,850 1,816,966 1,859,525 Germany 2.4%
4,887,943 13,917,469 18.1%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy AB - B 51,400 1,222,737 1,511,464 Sweden 2.0%
Johnson Controls International 20,700 1,347,733 1,488,537 United States 1.9%
2,570,470 3,000,001 3.9%
Electrical Power Equipment
Eaton 6,875 1,130,243 2,288,344 Ireland 3.0%
Schneider Electric SE 8,200 1,559,393 2,046,775 France 2.6%
2,689,636 4,335,119 5.6%
Industrial Automation Controls
ABB Ltd 22,500 1,141,025 1,240,823 Switzerland 1.6%
Industrial Wholesale & Rental
Ferguson 13,635 2,387,112 2,805,265 United States 3.6%
Rail Freight
Canadian National Railway 10,000 1,164,265 1,273,300 Canada 1.7%
9,952,508 12,654,508 16.4%
Materials
Basic & Diversified Chemicals
Linde 5,500 1,397,250 2,395,360 United Kingdom 3.1%
Iron
BHP Biliton ADR 17,000 990,319 1,012,010 Australia 1.3%

Schedule of Investments
As of May 31, 2024
Sextant International Fund
The accompanying notes are an integral part of these financial statements.
26
May 31, 2024
N-CSRS
Common Stock - 96.4% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Materials (continued)
Iron (continued)
Rio Tinto ADR 32,800 $ 1,773,219 $ 2,299,280 United Kingdom 3.0%
2,763,538 3,311,290 4.3%
Specialty Chemicals
Givaudan (reg) 200 682,611 943,069 Switzerland 1.2%
4,843,399 6,649,719 8.6%
Technology
Application Software
Dassault Systemes ADR 88,115 998,519 3,572,182 France 4.7%
NICE Systems ADR 15,250 577,019 2,799,443 Israel 3.6%
OpenText 37,050 1,492,246 1,083,713 Canada 1.4%
SAP ADR 14,500 2,088,316 2,645,380 Germany 3.4%
5,156,100 10,100,718 13.1%
Consumer Electronics
Nintendo 17,000 724,213 925,174 Japan 1.2%
IT Services
Accenture, Class A 3,000 554,430 846,870 Ireland 1.1%
Experian 33,000 1,053,313 1,527,904 Ireland 2.0%
Wolters Kluwer 31,000 578,573 4,946,679 Netherlands 6.4%
2,186,316 7,321,453 9.5%
Semiconductor Devices
Infineon Technologies AG 34,850 1,302,845 1,410,692 Germany 1.9%
STMicroelectronics ADR 38,200 1,489,346 1,603,254 Switzerland 2.1%
2,792,191 3,013,946 4.0%
Semiconductor Manufacturing
ASML Holding NY 5,475 190,945 5,257,916 Netherlands 6.8%
Taiwan Semiconductor ADR 23,320 2,419,020 3,522,253 Taiwan 4.6%
2,609,965 8,780,169 11.4%
13,468,785 30,141,460 39.2%
Utilities
Power Generation
Iberdrola 104,317 1,064,673 1,377,553 Spain 1.8%
Total investments $37,174,997 $ 74,180,110 96.4%
Other assets (net of liabilities) 2,800,011 3.6%
Total net assets $ 76,980,121 100.0%
1
Country of domicile
2
Non-income producing
ADR: American Depositary Receipt

Sextant International Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
27
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $37,174,997) $ 74,180,110
Cash 2,630,886
Dividends receivable 221,635
Prepaid expenses 16,831
Receivable for Fund shares sold 6,462
Total assets 77,055,924
Liabilities
Accrued advisory fees 32,486
Payable for Fund shares redeemed 12,538
Accrued 12b-1 distribution fees 9,613
Accrued trustee expenses 6,649
Accrued audit expenses 2,472
Accrued retirement plan custody fee 1,931
Accrued Chief Compliance Officer expenses 1,815
Accrued legal expenses 1,461
Accrued other operating expenses 2,344
Accrued printing fees 4,494
Total liabilities 75,803
Net assets $76,980,121
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $39,180,193
Total distributable earnings 37,799,928
Net assets applicable to Fund shares outstanding $76,980,121
Net asset value per Investor Shares SSIFX
Net assets, at value $45,561,865
Shares outstanding 1,955,249
Net asset value, offering and redemption price per
share $23.30
Net asset value per Z Shares SIFZX
Net assets, at value $31,418,256
Shares outstanding 1,342,865
Net asset value, offering and redemption price per
share $23.40
Period ended May 31, 2024
Investment income
Dividend Income (Net of foreign tax of $76,228) $ 629,874
Total investment income 629,874
Expenses
Investment advisory fees 181,027
12b-1 distribution fees 53,221
Audit fees 20,000
Filing and registration fees 17,049
Trustee fees 11,483
Chief Compliance Officer expenses 11,461
Legal fees 8,849
Custodian fees 3,554
Retirement plan custodial fees 2,150
1,125
Investor Shares 136
1,150
Z Shares 2,014
ReFlow fees 1,799
Other operating expenses 5,523
Total gross expenses 316,116
Less custodian fee credits (3,554)
Net expenses 312,562
Net investment income $317,312
Net realized gain from investments and foreign
currency $1,113,756
A
Net Increase in unrealized appreciation on investments
and foreign currency 6,456,201
Net gain on investments 7,569,957
Net increase in net assets resulting from operations $7,887,269
A
Includes $321,261 in net realized gains from redemptions in-kind

Sextant International Fund
The accompanying notes are an integral part of these financial statements.

May 31, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $317,312 $318,734
Net realized gain on investments and foreign currency 1,113,756 693,030
Net increase in unrealized appreciation on investments and foreign currency 6,456,201 7,566,421
Net increase in net assets 7,887,269 8,578,185
Distributions to shareowners from
1,125
Net dividend and distribution to shareholders - Investor Shares (132,998) –
1,150
Net dividend and distribution to shareholders - Z Shares (155,645) –
Total distributions (288,643) –
Capital share transactions
Proceeds from the sale of shares
1,125
Investor Shares 6,625,179 3,809,054
1,150
Z Shares 3,632,792 4,771,807
Value of shares issued in reinvestment of dividends and distributions
1,125
Investor Shares 130,108 –
1,150
Z Shares 148,724 –
Cost of shares redeemed
1,125
Investor Shares (2,748,562) (4,606,292)
1,150
Z Shares (2,705,273) (5,094,933)
Total capital shares transactions 5,082,968 (1,120,364)
Total increase in net assets 12,681,594 7,457,821
Net assets
Beginning of period 64,298,527 56,840,706
End of period $76,980,121 $64,298,527
Shares of the Fund sold and redeemed
Investor Shares (SSIFX)
Number of shares sold 291,720 196,993
Number of shares issued in reinvestment of dividends and distributions 5,990 –
Number of shares redeemed (121,849) (241,734)
Net increase (decrease) in number of shares outstanding 175,861 (44,741)
Z Shares (SIFZX)
Number of shares sold 159,550 248,209
Number of shares issued in reinvestment of dividends and distributions 6,825 –
Number of shares redeemed (118,211) (265,131)
Net increase (decrease) in number of shares outstanding 48,164 (16,922)
– –

Sextant International Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
29
tin
Investor Shares (SSIFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $20.87 $18.11 $23.49 $19.62 $18.50 $16.83
Income from investment operations
Net investment income
A
0.09 0.08 0.09 0.10 0.12 0.12
Net gains (losses) on securities (both realized and
unrealized) 2.42 2.68 (3.58) 3.85 1.66 2.74
Total from investment operations 2.51 2.76 (3.49) 3.95 1.78 2.86
Less distributions
Dividends (from net investment income) (0.08) – (0.13) (0.08) (0.11) (0.15)
Distributions (from capital gains) – – (1.76) – (0.55) (1.04)
Total distributions (0.08) – (1.89) (0.08) (0.66) (1.19)
Net asset value at end of period $23.30 $20.87 $18.11 $23.49 $19.62 $18.50
Total Return
B
12.03% 15.24% (16.31)% 20.16% 9.86% 18.82%
Ratios / supplemental data
Net assets ($000), end of period $45,562 $37,141 $33,029 $46,560 $51,141 $67,390
Ratio of expenses to average net assets
Before custodian fee credits
C
0.97% 1.06% 1.28% 0.93% 0.83% 1.07%
After  custodian fee credits
C
0.96% 1.05% 1.27% 0.92% 0.82% 1.06%
Ratio of net investment income after custodian fee credits  to average net assets
C
0.79% 0.43% 0.48% 0.46% 0.70% 0.62%
Portfolio turnover rate
B
6% 16% 33% 22% 16% 6%
Z Shares (SIFZX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $20.98 $18.15 $23.55 $19.67 $18.55 $16.87
Income from investment operations
Net investment income
A
0.12 0.13 0.13 0.15 0.15 0.19
Net gains (losses) on securities (both realized and
unrealized) 2.42 2.70 (3.59) 3.85 1.67 2.72
Total from investment operations 2.54 2.83 (3.46) 4.00 1.82 2.91
Less distributions
Dividends (from net investment income) (0.12) – (0.18) (0.12) (0.15) (0.19)
Distributions (from capital gains) – – (1.76) – (0.55) (1.04)
Total distributions (0.12) – (1.94) (0.12) (0.70) (1.23)
Net asset value at end of period $23.40 $20.98 $18.15 $23.55 $19.67 $18.55
Total Return
B
12.15% 15.59% (16.17)% 20.42% 10.09% 19.14%
Ratios / supplemental data
Net assets ($000), end of period $31,418 $27,157 $23,812 $28,929 $26,921 $30,963
Ratio of expenses to average net assets
Before custodian fee credits
C
0.73% 0.83% 1.04% 0.72% 0.63% 0.85%
After  custodian fee credits
C
0.72% 0.82% 1.03% 0.71% 0.63% 0.84%
Ratio of net investment income after custodian fee credits  to average net assets
C
1.00% 0.66% 0.72% 0.68% 0.87% 0.91%
Portfolio turnover rate
B
6% 16% 33% 22% 16% 6%
A
Calculated using average shares outstanding
B
Not annualized for period of less than one year
C
Annualized for periods of less than one year

Notes To Financial Statements

May 31, 2024
N-CSRS
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series: Sextant
Short-Term Bond Fund, Sextant Bond Income Fund, Sextant Core
Fund, Sextant Global High Income Fund, Sextant Growth Fund,
Sextant International Fund (each, a “Fund”, and collectively, the
“Funds”), Saturna Sustainable Equity Fund, and Saturna Sustainable
Bond Fund. Saturna Sustainable Equity Fund and Saturna
Sustainable Bond Fund are offered through separate prospectuses and have a separate shareholder report.
Sextant Growth Investor Shares (previously known as Idaho Limited
Maturity Tax-Exempt Fund until October 12, 1990, then Northwest
Growth Fund until September 28, 1995, when the investment
objective of only Northwest stocks was changed) commenced
operations as an equity fund on December 30, 1990. Sextant Growth
Fund Z Shares began operations June 2, 2017.
Sextant International Investor Shares began operations September
28, 1995 and Sextant International Fund Z Shares began operations on June 2, 2017. Sextant Short-Term Bond began operations
September 28, 1995. Sextant Bond Income Fund (previously known as Washington Tax-Exempt Fund until September 28, 1995, when the investment objective of only Washington State Municipal Bonds was changed) began operations on March 1, 1993. Sextant Core
Fund commenced operations March 30, 2007. Sextant Global High
Income Fund commenced operations March 30, 2012.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services - Investment Companies”.
Each class of shares of a Fund represents an interest in the same portfolio of investments of the Fund and has in all respects the same rights and obligations as each other class of the Fund, except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class. Each class of shares may be subject to different investment minimums and other conditions of eligibility as may be described in the prospectus for the particular class of shares, as from time to time in effect.
Income, realized and unrealized capital gains and losses, and expenses to be paid by a Fund and not allocated to a particular class as provided below, shall be allocated to each class on the basis of relative net assets. Expenses allocable to a specific class are expenses specifically incurred by or for such class including the following:
Distribution fees;
Retirement plan custodial fees; and
Any applicable service fees.
Net investment income dividends and capital gain distributions paid by the Fund on each class of its shares will be calculated in the same manner on the same day and at the same time.
Investment risks:
Growth , International, Core, Short-Term Bond, Bond Income, and
Global High Income Funds : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers and smaller companies, tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Growth and Core Funds : Smaller companies involve higher
investment risks in that they often have limited product lines, markets, and resources, or their securities may trade less frequently and have greater price fluctuation than those of larger companies.
Growth stocks, which can be priced on future expectations rather than current results, may decline substantially when expectations are not met.
International , Core , Short-Term Bond , Bond Income , and Global
High Income Funds : Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Core Fund : The Core Fund has the risks of growth stocks, foreign securities, credit, and interest rates — but these risks are mitigated by spreading its investments in both stocks and bonds, and by favoring income-producing securities and those of larger, more seasoned companies.
Short-Term Bond, Bond Income , Global High Income , and
Core Funds : Bonds entail credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
Interest rate fluctuations affect bond prices and a Fund’s net asset value, but not the income received by the Fund from its portfolio securities. Because prices and yields on debt securities vary over time, a Fund’s yield also varies. Bonds with embedded callable options also contain an element of prepayment risk. When interest rates decline, issuers can retire their debt and reissue bonds at a lower interest rate. This hurts investors because yields available for reinvestment will have declined and upward price mobility on callable bonds is generally limited by the call price.

Notes To Financial Statements
(continued)
May 31, 2024
N-CSRS
31
Global High Income Fund : Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest, principal, and dividend payments as expected. The prices of high-yield securities generally fluctuate more than those of higher quality. High-yield securities are generally more illiquid (harder to sell) and harder to value.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issuers specific to a particular sector or industry.
Note 2 – Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Any discount or premium is accreted or amortized on a straight-line basis until maturity.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Short-Term Bond Fund
Corporate Bonds
1
$– $6,149,922 $– $6,149,922
Government Bonds
1
$– $4,190,552 $– $4,190,552
Total Assets $– $10,340,474 $– $10,340,474
Bond Income Fund
Corporate Bonds
1
$– $6,523,123 $– $6,523,123
Government Bonds
1
$– $2,712,498 $– $2,712,498
Total Assets $– $9,235,621 $– $9,235,621
Note 1 – Organization
(continued)

Notes To Financial Statements
(continued)

May 31, 2024
N-CSRS
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Core Fund
Common Stock
Communications $431,250 $– $– $431,250
Consumer Discretionary $1,258,407 $59,371 $– $1,317,778
Consumer Staples $1,123,949 $– $– $1,123,949
Energy $619,501 $– $– $619,501
Financials $930,113 $– $– $930,113
Health Care $1,852,264 $– $– $1,852,264
Industrials $2,655,344 $153,908 $– $2,809,252
Materials $1,047,261 $192,684 $– $1,239,945
Technology $3,735,181 $– $– $3,735,181
Utilities $891,999 $– $– $891,999
Total Common Stock $14,545,269 $405,963 $– $14,951,232
Corporate Bonds
1
$– $4,620,295 $– $4,620,295
Government Bonds
1
$– $3,878,977 $– $3,878,977
Municipals Bonds
1
$– $103,390 $– $103,390
Total Assets $14,545,269 $9,008,625 $– $23,553,894
Global High Income Fund
Common Stock
Communications $709,380 $232,903 $– $942,283
Consumer Discretionary $– $188,587 $– $188,587
Energy $433,814 $– $– $433,814
Financials $447,900 $356,398 $– $804,298
Health Care $566,575 $– $– $566,575
Materials $1,177,914 $236,889 $– $1,414,803
Technology $232,500 $272,110 $– $504,610
Total Common Stock $3,568,083 $1,286,887 $– $4,854,970
Corporate Bonds
1
$– $2,734,867 $– $2,734,867
Government Bonds
1
$– $243,031 $– $243,031
Municipals Bonds
1
$– $49,007 $– $49,007
Total Assets $3,568,083 $4,313,792 $– $7,881,875
Growth Fund
Common Stock
1
$66,650,440 $– $– $66,650,440
Total Assets $66,650,440 $– $– $66,650,440
International Fund
Common Stock
Communications $208,093 $– $– $208,093
Consumer Discretionary $5,159,484 $1,424,894 $– $6,584,378
Consumer Staples $– $2,646,930 $– $2,646,930
Health Care $12,057,944 $1,859,525 $– $13,917,469
Industrials $7,855,446 $4,799,062 $– $12,654,508
Materials $5,706,650 $943,069 $– $6,649,719
Technology $21,331,011 $8,810,449 $– $30,141,460
Utilities $– $1,377,553 $– $1,377,553
Total Common Stock $52,318,628 $21,861,482 $– $74,180,110
Total Assets $52,318,628 $21,861,482 $– $74,180,110
1
See the Schedule of Investments for additional details.
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2024
N-CSRS
33
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Investment concentration:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
ReFlow Liquidity Program:
The Funds may participate in the ReFlow Fund, LLC ("ReFlow")
liquidity program, which is designed to provide an alternative liquidity source on days when redemptions of Fund shares exceed purchases. Under the program, ReFlow is available to provide cash to the Funds to meet all, or a portion, of daily net shareowner redemptions. Following purchases of Fund shares, ReFlow then generally redeems those shares when the Fund experiences net sales, at the end of a maximum holding period determined by
ReFlow (currently 8 days) or at other times at ReFlow's discretion. For use of the ReFlow service, a participating Fund pays a fee to ReFlow each time it purchases Fund shares, calculated by applying to the purchase amount a fee rate determined through an automated daily
"Dutch auction" among other participating mutual funds seeking liquidity that day. The current minimum fee rate is 0.14% of the value of the Fund shares purchased by ReFlow, although the Fund may submit a bid at a higher fee rate if it determines that doing so is in the best interest of Fund shareowners. In accordance with federal securities laws, ReFlow is prohibited from acquiring more than 3% of the outstanding voting securities of a Fund. ReFlow will periodically redeem its entire share position in the Fund and request that such redemption be met in kind in accordance with the Funds'
in-kind redemption policies. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day. During the fiscal year ended May 31, 2024 , only the Growth, International, and Core Funds participated in ReFlow.
Fees associated with ReFlow are disclosed in the Statements of
Operations.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2020 − 2022) or expected to be taken in the Funds’ 2023 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications are as of the fiscal year ended
November 30, 2023 , and have no effect on net assets or NAV per share.
These reclassifications were primarily due to redemptions in kind and operating losses
Distributions to shareowners:
For the Sextant Short-Term Bond Fund and Sextant Bond Income
Fund , dividends to shareowners from net investment income are paid daily and distributed on the last business day of each month.
For the Sextant Core Fund , Sextant Global High Income Fund ,
Sextant Growth Fund , and Sextant International Fund , dividends to shareowners from net investment income, if any, are paid annually, typically by the end of the year. Distributions of capital gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are
Short-Term Bond
Fund
Bond Income
Fund
Distributable earnings
$458 $3
Paid-in Capital
$(458) $(3)
Core Fund
Global High
Income Fund
Distributable earnings
$(728,625) $(896)
Paid-in Capital
$728,625 $896
Growth Fund International Fund
Distributable earnings
$(1,113,438) $(1,216,988)
Paid-in Capital
$1,113,438 $1,216,988
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)

May 31, 2024
N-CSRS
determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risks
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilized LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 4 – Transactions with Affiliated Persons
Under contracts approved annually by the Trust’s Board of Trustees, including those Trustees who are not parties to the contract or
“interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”),
Saturna Capital Corporation (“Saturna Capital”) provides investment advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the Funds pays the adviser a base Investment Advisory and
Administrative Services Fee of 0.50% of average net assets per annum, payable monthly for each of the Funds. In addition, the adviser has agreed to certain limits on other expenses, as described below.
The adviser has undertaken to limit expenses through March 31,
2024 of Sextant Short-Term Bond Fund to 0.60%, Sextant Bond
Income Fund to 0.65% and Sextant Global High Income to 0.75%.
For the period ended May 31, 2024 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the period ended May 31, 2024 , Saturna Capital waived a portion of the advisory fees of the Sextant Short-Term Bond Fund, Sextant Bond
Income Fund, and Sextant Global High Income Fund. The adviser cannot recoup previously waived fees.
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-dealer and acts as distributor. On October 3, 2006, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. The plan provides that the Funds will pay a fee to SBS at an annual rate of 0.25% of the average net assets of the Funds.
On June 2, 2017, 12b-1 fees were terminated for all Funds except
Sextant Growth Investor Shares and Sextant International Investor
Shares.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Advisory Fees
Advisory Fees
Waived
600
Short-Term Bond Fund $27,275
$(16,225)
650
Bond Income Fund $25,468
$(9,783)
700
Core Fund $59,319
n/a
750
Global High Income Fund $23,902
$(9,676)
800
Growth Fund $164,039
n/a
850
International Fund $181,027
n/a
Distribution (12b-1) fees
600
Short-Term Bond Fund n/a
650
Bond Income Fund n/a
700
Core Fund n/a
750
Global High Income Fund n/a
800
Growth Fund Z Shares ( SGZFX ) n/a
800
Growth Fund Investor Shares ( SSGFX ) $5,095
850
International Fund Z Shares ( SIFZX ) n/a
850
International Fund Investor Shares ( SSIFX ) $53,221
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2024
N-CSRS
35
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2024 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad .
Ms. Carten is not compensated by the Trust. For the fiscal period ended May 31, 2024 , the Saturna Investment Trust incurred $40,899 of total expenses for the independent Trustee’s compensation and
Trust board meetings. The Sextant Funds incurred $31,718 of these total expenses.
On May 31, 2024 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2024 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 5 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2024 , and the year ended November 30, 2023 , were as follows:
Note 6 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2024 , were as follows:
Retirement plan custodial fees
600
Short-Term Bond Fund (STBFX) $1,306
650
Bond Income Fund (SBIFX) $1,087
700
Core Fund (SCORX) $1,279
750
Global High Income Fund (SGHIX) $889
1,025
Growth Fund Investor Shares (SSGFX) n/a
1,050
Growth Fund Z Shares (SGZFX) $3,224
1,125
International Fund Investor Shares (SSIFX) $136
1,150
International Fund Z Shares (SIFZX) $2,014
Trustees', officers', and affiliates' ownership
600
Short-Term Bond Fund(STBFX) 48.70%
650
Bond Income Fund(SBIFX) 40.44%
700
Core Fund(SCORX) 35.46%
750
Global High Income Fund(SGHIX) 62.51%
800
Growth Fund(SGZFX and SSGFX) 20.22%
850
International Fund(SIFZX and SSIFX) 29.29%
Chief Compliance Officer
600
Short-Term Bond Fund $2,000
650
Bond Income Fund $1,795
700
Core Fund $3,809
750
Global High Income Fund $1,766
800
Growth Fund $10,943
850
International Fund $11,461
Short-Term Bond Fund May 31, 2024
November 30,
2023
Ordinary Income $144,338 $221,971
Bond Income Fund May 31, 2024
November 30,
2023
Ordinary Income $148,758 $279,913
Core Fund May 31, 2024
November 30,
2023
Ordinary Income $351,859 $250,849
Long-term capital gain
1
$– $31,225
Global High Income Fund May 31, 2024
November 30,
2023
Ordinary Income $401,403 $305,551
Growth Fund May 31, 2024
November 30,
2023
Ordinary Income $32,415 $–
Long-term capital gain
1
$– $1,301,342
International Fund May 31, 2024
November 30,
2023
Ordinary Income $288,643 $–
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Short-Term Bond
Fund
Bond Income
Fund
Cost of investments $10,593,231 $10,857,902
Gross tax unrealized appreciation $1,157 $8,290
Gross tax unrealized depreciation $(253,914) $(1,630,571)
Net tax unrealized depreciation $(252,757) $(1,622,281)
Core Fund
Global High
Income Fund
Cost of investments $18,475,529 $7,677,792
Gross tax unrealized appreciation $5,736,933 $1,072,686
Gross tax unrealized depreciation $(658,569) $(868,603)
Net tax unrealized appreciation $5,078,364 $204,083
Growth Fund
International
Fund
Cost of investments $25,272,916 $37,174,997
Gross tax unrealized appreciation $41,499,078 $37,577,098
Gross tax unrealized depreciation $(121,554) $(571,985)
Net tax unrealized appreciation $41,377,524 $37,005,113
Note 4 – Transactions with Affiliated Persons
(continued)

Notes To Financial Statements
(continued)

May 31, 2024
N-CSRS
As of November 30, 2023 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2023 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 7 – Investments
Investment transactions other than short-term investments and redemptions in-kind for the fiscal year ended May 31, 2024 , were as follows:
Redemptions in-kind for the fiscal period ended May 31, 2024 , were as follows:
Note 8 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2024 , such reductions were as follows:
Note 9 – Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Fund’s financial statements.
Short-Term Bond Fund
Accumulated capital and other losses $(140,543)
Tax accumulated earnings $(140,543)
Unrealized Depreciation $(312,777)
Total accumulated earnings $(453,320)
Bond Income Fund
Accumulated capital and other losses $(16,324)
Tax accumulated earnings $(16,324)
Unrealized Depreciation $(1,638,070)
Total accumulated earnings $(1,654,394)
Core Fund
Undistributed ordinary income $331,689
Accumulated capital gains $ (8,009)
Tax accumulated earnings $323,680
Unrealized Appreciation $3,622,380
Other unrealized accumulated losses $(9)
Total accumulated earnings $3,946,051
Global High Income Fund
Undistributed ordinary income $401,917
Accumulated capital and other losses $(15,483)
Tax accumulated earnings $386,434
Unrealized Depreciation $(584,593)
Other unrealized accumulated losses $(23)
Total accumulated earnings $(198,182)
Growth Fund
Accumulated capital gains $(252,087)
Tax accumulated earnings $(252,087)
Unrealized Appreciation $36,372,431
Total accumulated earnings $36,120,344
International Fund
Undistributed ordinary income $194,146
Accumulated capital and other losses $(544,256)
Tax accumulated earnings $(350,110)
Unrealized Appreciation $30,551,624
Other unrealized accumulated losses $1,985
Total accumulated earnings $30,203,499
Short-Term Bond
Fund
Bond Income
Fund
Short term loss carryforward $47,267 $–
Long term loss carryforward $93,276 $16,324
Total Capital loss carryforward $140,543 $16,324
Core Fund
Global High
Income Fund
Short term loss carryforward $8,009 $–
Long term loss carryforward $– $15,483
Total Capital loss carryforward $8,009 $15,483
Growth Fund International Fund
Short term loss carryforward $252,087 $544,256
Total Capital loss carryforward $252,087 $544,256
Purchases Sales
600
Short-Term Bond Fund $2,143,506 $1,135,000
650
Bond Income Fund $787,687 $375,000
700
Core Fund $3,341,096 $2,781,769
750
Global High Income Fund $172,558 $402,402
800
Growth Fund $3,870,205 $5,096,815
850
International Fund $9,102,797 $4,366,133
Purchases Sales
700
Core Fund $– $292,024
800
Growth Fund $– $2,230,362
850
International Fund $– $526,557
Custodian Fee Credits
600
Short-Term Bond Fund $221
650
Bond Income Fund $207
700
Core Fund $510
750
Global High Income Fund $337
800
Growth Fund $1,328
850
International Fund $3,554
Note 6 – Federal Income Taxes
(continued)

May 31, 2024
N-CSRS

Availability of Quarterly Portfolio Information
(1) The Sextant Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.sextantfunds.com.
(3) The Funds posts a complete schedule of portfolio holdings after the end of each month, available to investors at www.
sextantfunds.com.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Sextant Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

SATURNA SUSTAINABLE FUNDS

Sustainable Equity Fund
SEEFX

Sustainable Bond Fund
SEBFX

Form N-CSRS

May 31, 2024

Table of Contents:
2
Morningstar Ratings 3
Sustainable Equity Fund 4
Schedule of Investments 4
Statement of Assets and Liabilities and Statement of Operations 7
Statement of Changes in Net Assets 8
Financial Highlights 9
Sustainable Bond Fund 10
Schedule of Investments 10
Statement of Assets and Liabilities and Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes To Financial Statements 16
Note 1 – Organization 16
Note 2 – Unaudited Information 16
Note 3 – Significant Accounting Policies 16
Note 4 – Transactions with Affiliated Persons 19
Note 5 – Distributions to Shareowners 20
Note 6 – Federal Income Taxes 20
Note 7 – Investments 20
Note 8 – Custodian 20
Note 9 – Subsequent Events 20
Summary Information 21

May 31, 2024
N-CSRS
3
Morningstar Rating
(as of June 30, 2024)
The Morningstar Sustainability Rating and the Morningstar Portfolio
Sustainability Score are not based on fund performance and are not equivalent to the Morningstar Rating ("Star Rating").
© 2024 Morningstar®. All rights reserved. Morningstar, Inc. is an independent fund performance monitor. The information contained herein: (1) is proprietary to
Morningstar and/or its content providers; (2) may not be copied or distributed; and
(3) is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
A
Morningstar Ratings™ ("Star Ratings") are as of June 30, 2024 . The
Morningstar Rating
™
for funds, or "star rating", is calculated for managed
products (including mutual funds, variable annuity and variable life subaccounts, exchange-traded funds, closed-end funds, and separate accounts)
with at least a three-year history. Exchange-traded funds and open-ended mutual funds are considered a single population for comparative purposes. It is calculated based on a Morningstar Risk-Adjusted Return measure that accounts for variation in a managed product's monthly excess performance (not including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance. The top 10% of products in each product category receive 5 stars, the next 22.5%
receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. The Overall Morningstar Rating for a managed product is derived from a weighted average of the performance figures associated with its three-, five-, and 10-year (if applicable) Morningstar Rating metrics. The weights are: 100% three-year rating for 36-59 months of total returns, 60% five-year rating/40% three-year rating for 60-119 months of total returns, and 50% 10-year rating/30% five-year rating/20% three-year rating for 120 or more months of total returns. While the 10-year overall star rating formula seems to give the most weight to the 10-year period, the most recent three-year period actually has the greatest impact because it is included in all three rating periods.
B
Morningstar Sustainability Ratings are as of May 31, 2024 . The
Morningstar Sustainability Rating
™
is intended to measure how well the issuing
companies of the securities within a fund’s portfolio are managing their environmental, social, and governance (“ESG”) risks and opportunities relative to the fund’s Morningstar category peers. The Morningstar Sustainability
Rating calculation is a two-step process. First, each fund with at least 50%
of assets covered by a company-level ESG score from Sustainalytics receives a Morningstar Portfolio Sustainability Score
™
. The Morningstar Portfolio
Sustainability Score is an asset-weighted average of normalized company-level
ESG scores with deductions made for controversial incidents by the issuing companies, such as environmental accidents, fraud, or discriminatory behavior.
The Morningstar Sustainability Rating is then assigned to all scored funds within Morningstar Categories in which at least ten (10) funds receive a Portfolio
Sustainability Score and is determined by each fund's rank within the following distribution: High (highest 10%), Above Average (next 22.5%), Average (next
35%), Below Average (next 22.5%), and Low (lowest 10%). The Morningstar
Sustainability Rating is depicted by globe icons where High equals 5 globes and
Low equals 1 globe.
A Sustainability Rating is assigned to any fund that has more than half of its underlying assets rated by Sustainalytics and is within a Morningstar Category with at least 10 scored funds; therefore, the rating is not limited to funds with explicit sustainable or responsible investment mandates. Morningstar updates its Sustainability
Ratings monthly. Portfolios receive a Morningstar Portfolio Sustainability Score and
Sustainability Rating one month and six business days after their reported as-of date based on the most recent portfolio. As part of the evaluation process, Morningstar uses
Sustainalytics’ ESG scores from the same month as the portfolio as-of date.
Saturna Sustainable Equity Fund was rated on 100% of assets under management.
Saturna Sustainable Bond Fund was rated on 92% of assets under management.
% Rank in Category is the fund’s percentile rank for the specified time period relative to all funds that have the same Morningstar category. The highest (or most favorable)
percentile rank is 1 and the lowest (or least favorable) percentile rank is 100. The top-
performing fund in a category will always receive a rank of 1. Percentile ranks within categories are most useful in those categories that have a large number of funds.
The Funds’ portfolios are actively managed and are subject to change, which may result in different Morningstar Sustainability Ratings over time.
Morningstar™ Ratings
A
1 Year 3 Year 5 Year Overall Sustainability Rating™
B
Saturna Sustainable Equity Fund – “Global Large-Stock Blend” Category
SEEFX n/a
  
% Rank in Category 45 74 55 74 3
Number of Funds in Category 349 329 299 329 8,247
Saturna Sustainable Bond Fund – “Global Bond” Category
SEBFX n/a
  
% Rank in Category 52 25 17 25 7
Number of Funds in Category 164 163 142 163 2,454

Schedule of Investments
As of May 31, 2024
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
4
May 31, 2024
N-CSRS
Continued on next page.
Common Stock - 90 .0 % Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Consumer Discretionary
Home Products Stores
Home Depot 1,500 $ 279,738 $ 502,305 United States 2.0%
Lowe's 2,400 326,722 531,096 United States 2.2%
Tractor Supply 2,500 453,570 713,225 United States 2.9%
1,060,030 1,746,626 7.1%
Specialty Apparel Stores
Lululemon Athletica
2
900 302,269 280,791 United States 1.2%
TJX Companies 5,000 238,192 515,500 United States 2.1%
540,461 796,291 3.3%
1,600,491 2,542,917 10.4%
Consumer Staples
Packaged Food
Danone ADR 31,200 422,528 402,792 France 1.6%
Personal Care Products
Haleon ADR 11,500 84,284 97,060 United Kingdom 0.4%
Kenvue 4,289 84,901 82,778 United States 0.3%
L'Oreal ADR 5,400 297,824 532,062 France 2.1%
Reckitt Benckiser Group ADR 16,700 280,226 191,883 United Kingdom 0.8%
Unicharm ADR 40,500 326,015 262,440 Japan 1.1%
Unilever ADR 6,600 340,612 361,350 United Kingdom 1.5%
1,413,862 1,527,573 6.2%
1,836,390 1,930,365 7.8%
Financials
Consumer Finance
Paypal
2
2,900 674,351 182,671 United States 0.7%
Life Insurance
Aviva ADR 45,600 416,983 568,176 United Kingdom 2.3%
Other Financial Services
Mastercard, Class A 860 171,375 384,480 United States 1.6%
P&C Insurance
Chubb 2,000 287,787 541,640 Switzerland 2.2%
1,550,496 1,676,967 6.8%
Health Care
Biotech
BioNTech SE
2
800 125,059 80,480 Germany 0.3%
Large Pharma
Eli Lilly 900 514,269 738,306 United States 3.0%
GlaxoSmithKline ADR 9,200 369,834 411,884 United Kingdom 1.7%
Novartis ADR 4,300 374,482 443,459 Switzerland 1.8%
Novo Nordisk ADR 10,200 324,489 1,379,856 Denmark 5.6%
Roche Holding ADR 9,000 406,003 288,090 Switzerland 1.2%
Sandoz Group AG-ADR 860 20,210 30,521 Switzerland 0.1%
2,009,287 3,292,116 13.4%
2,134,346 3,372,596 13.7%
Industrials
Commercial & Residential Building
Equipment & Systems
Assa Abloy ADR 44,500 515,234 650,590 Sweden 2.6%
Legrand 6,200 520,793 673,555 France 2.7%
1,036,027 1,324,145 5.3%

Schedule of Investments
As of May 31, 2024
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
5
Continued on next page.
Common Stock - 90.0% Number of Shares Cost Market Value Country
1
Percentage of
Net Assets
Industrials (continued)
Electrical Components
TE Connectivity 3,200 $ 356,052 $ 479,040 Switzerland 2.0%
Electrical Power Equipment
Schneider Electric ADR 17,100 424,554 852,606 France 3.5%
Siemens ADR 5,300 361,107 511,609 Germany 2.1%
785,661 1,364,215 5.6%
Industrial Wholesale & Rental
Ferguson 2,500 413,249 514,350 United States 2.1%
2,590,989 3,681,750 15.0%
Materials
Agricultural Chemicals
Corteva 3,000 180,769 167,820 United States 0.7%
Specialty Chemicals
Ecolab 1,500 237,915 348,300 United States 1.4%
418,684 516,120 2.1%
Technology
Application Software
Adobe
2
1,000 108,410 444,760 United States 1.8%
Dassault Systemes ADR 9,100 194,033 368,914 France 1.5%
302,443 813,674 3.3%
Communications Equipment
Apple 3,028 83,313 582,133 United States 2.4%
Consumer Electronics
Nintendo ADR 56,625 633,295 768,968 Japan 3.1%
Sony ADR 4,000 261,557 329,360 Japan 1.4%
894,852 1,098,328 4.5%
Electronics Components
Murata Manufacturing 12,000 203,199 227,158 Japan 0.9%
Infrastructure Software
Microsoft 1,438 62,724 596,957 United States 2.4%
ServiceNow
2
650 392,951 427,004 United States 1.8%
455,675 1,023,961 4.2%
IT Services
Accenture, Class A 1,600 275,166 451,664 Ireland 1.8%
CGI Group Class A
2
6,000 421,997 592,494 Canada 2.4%
Wolters Kluwer 5,000 371,604 797,852 Netherlands 3.3%
1,068,767 1,842,010 7.5%
Semiconductor Devices
NVIDIA 1,000 479,045 1,096,330 United States 4.4%
NXP Semiconductors 1,960 215,841 533,316 Netherlands 2.2%
STMicroelectronics ADR 9,000 381,679 377,730 Switzerland 1.5%
1,076,565 2,007,376 8.1%
Semiconductor Manufacturing
Taiwan Semiconductor ADR 5,325 406,030 804,288 Taiwan 3.3%
4,490,844 8,398,928 34.2%
Total Common Stock
$14,622,240
$ 22,119,643 90.0%
Government Bonds - 6 .3 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government
United States Cash Management Bill –% due 06/27/2024 900,000 896,844 United States 3.7%

Schedule of Investments
As of May 31, 2024
Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
6
May 31, 2024
N-CSRS
Government Bonds - 6.3% Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Government (continued)
United States Cash Management Bill –% due 06/06/2024 $ 650,000 $ 649,717 United States
3
2.6%
Total Government Bonds (Cost $1,546,114) $ 1,546,561 6.3%
Total investments (Cost $16,168,354) $ 23,666,204 96.3%
Other assets (net of liabilities) 921,447 3.7%
Total net assets $ 24,587,651 100.0%
1
Country of domicile unless otherwise indicated
2
Non-income producing
3
Country of domicile
ADR: American Depositary Receipt

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
7
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $16,168,354) $ 23,666,204
Cash 850,429
Dividends receivable 80,920
Prepaid expenses 9,514
Receivable for Fund shares sold 1,687
Total assets 24,608,754
Liabilities
Accrued advisory fees 8,462
Accrued audit expenses 6,881
Accrued trustee expenses 2,205
Accrued retirement plan custody fee 847
Accrued Chief Compliance Officer expenses 638
Accrued legal expenses 632
Payable for Fund shares redeemed 101
Accrued other operating expenses 1,337
Total liabilities 21,103
Net assets $24,587,651
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $17,827,144
Total distributable earnings 6,760,507
Net assets applicable to Fund shares outstanding $24,587,651
Fund shares outstanding 1,295,691
Net asset value, offering, and redemption price per
share $18.98
Period ended May 31, 2024
Investment income
Dividend Income (Net of foreign tax of $26,367) $ 210,243
Interest income 2,378
Miscellaneous income 14
Total investment income 212,635
Expenses
Investment advisory fees 75,568
Filing and registration fees 13,899
Audit fees 6,222
Trustee fees 3,737
Chief Compliance Officer expenses 3,720
Legal fees 3,055
Retirement plan custodial fees 917
Custodian fees 717
Other operating expenses 2,187
Total gross expenses 110,022
Less adviser fees waived (22,111)
Less custodian fee credits (717)
Net expenses 87,194
Net investment income $125,441
Net realized loss from investments and foreign
currency $(228,462)
Net i ncrease in unrealized appreciation on investments
and foreign currency 2,948,981
Net gain on investments 2,720,519
Net increase in net assets resulting from operations $2,845,960

Sustainable Equity Fund
The accompanying notes are an integral part of these financial statements.
8
May 31, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $125,441 $220,519
Net realized loss on investments and foreign currency (228,462) (449,805)
Net increase in unrealized appreciation on investments and foreign currency 2,948,981 2,164,681
Net increase in net assets 2,845,960 1,935,395
Distributions to shareowners from
Net dividend and distribution to shareholders (219,353) (177,042)
Capital share transactions
Proceeds from the sale of shares 1,289,994 2,443,907
Value of shares issued in reinvestment of dividends and distributions 219,353 176,949
Cost of shares redeemed (865,584) (2,844,207)
Total capital shares transactions 643,763 (223,351)
Total increase in net assets 3,270,370 1,535,002
Net assets
Beginning of period 21,317,281 19,782,279
End of period $24,587,651 $21,317,281
Shares of the Fund sold and redeemed
Sustainable Equity (SEEFX)
Number of shares sold 70,924 151,731
Number of shares issued in reinvestment of dividends and distributions 12,563 11,688
Number of shares redeemed (48,120) (180,213)
Net increase (decrease) in number of shares outstanding 35,367 (16,794)
– –

Sustainable Equity Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
9
tin
Sustainable Equity (SEEFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $16.91 $15.49 $18.55 $16.72 $13.58 $11.51
Income from investment operations
Net investment income 0.10 0.17 0.14 0.13 0.10 0.09
Net gains (losses) on securities (both realized and
unrealized) 2.15 1.39 (3.08) 1.76 3.11 2.08
Total from investment operations 2.25 1.56 (2.94) 1.89 3.21 2.17
Less distributions
Dividends (from net investment income) (0.18) (0.14) (0.12) (0.06) (0.07) (0.10)
Total distributions (0.18) (0.14) (0.12) (0.06) (0.07) (0.10)
Net asset value at end of period $18.98 $16.91 $15.49 $18.55 $16.72 $13.58
Total Return
A
13.37% 10.18% (15.96)% 11.32% 23.74% 19.04%
Ratios / supplemental data
Net assets ($000), end of period $24,588 $21,317 $19,782 $25,375 $16,834 $8,185
Ratio of expenses to average net assets
Before custodian fee credits
B
0.95% 0.97% 0.93% 0.85% 0.78% 1.81%
After advisory fees waiver
B
0.76% 0.76% 0.76% 0.76% 0.75% 0.78%
After  custodian fee credits
B
0.75% 0.75% 0.75% 0.75% 0.73% 0.75%
Ratio of net investment income after custodian fee credits  to average net assets
B
1.08% 1.10% 0.84% 0.71% 0.61% 0.80%
Portfolio turnover rate
A
6% 3% 9% 8% 13% 13%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Schedule of Investments
As of May 31, 2024
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
10
May 31, 2024
N-CSRS
Continued on next page.
Corporate Bonds - 57 .1 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Communications
Koninklijke KPN 8.375% due 10/01/2030 $ 750,000 $ 859,846 Netherlands 2.6%
Consumer Discretionary
Starbucks 2.450% due 06/15/2026 1,200,000 1,135,888 United States 3.4%
Consumer Staples
Coty
2
4.750% due 04/15/2026 EUR 750,000 810,814 United States 2.4%
Coty
3
5.000% due 04/15/2026 131,000 129,039 United States 0.4%
939,853 2.8%
Financials
AXA
2,4
5.125% due 01/17/2027 1,250,000 1,223,563 France 3.7%
Canadian Imperial Bank
5
4.375% due 10/28/2080 CAD 2,100,000 1,494,884 Canada 4.5%
Commonwealth Bank Australia (Quarterly
BBSW plus 0.41%)
6
4.731% due 12/23/2026 AUD 850,000 562,224 Australia 1.7%
First Abu Dhabi Bank PJSC
2
5.125% due 10/13/2027 1,250,000 1,243,428 United Arab Emirates 3.7%
MAF Sukuk
2
4.638% due 05/14/2029 800,000 769,000 United Arab Emirates 2.3%
Munich RE
2,7
1.000% due 05/26/2042 EUR 1,400,000 1,192,778 Germany 3.6%
State Street (Quarterly US LIBOR plus 100)
6
6.552% due 06/15/2047 700,000 602,138 United States 1.8%
Toronto-Dominion Bank
2
1.128% due 12/09/2025 CAD 500,000 347,856 Canada 1.0%
Women's Livelihood Bond Asset II B
3
3.950% due 12/10/2024 600,000 568,697 Singapore 1.7%
Women's Livelihood Bond Asset II C
3
3.900% due 12/23/2025 500,000 470,933 Singapore 1.4%
8,475,501 25.4%
Health Care
Koninklijke Philips 7.125% due 05/15/2025 1,000,000 1,010,266 Netherlands 3.0%
Novartis Capital 3.000% due 11/20/2025 250,000 242,872 Switzerland 0.7%
Roche
3
2.625% due 05/15/2026 200,000 190,928 Switzerland 0.6%
1,444,066 4.3%
Industrials
Odfjell SE (Quarterly NIBOR plus 5.75%)
2,6
10.260% due 01/21/2025 NOK 6,000,000 590,208 Norway 1.8%
Materials
Stora Enso OYJ
2
7.250% due 04/15/2036 300,000 312,517 Finland 1.0%
Stora Enso OYJ
3
7.250% due 04/15/2036 200,000 208,345 Finland 0.6%
520,862 1.6%
Real Estate
MAF Global Securities
2,8,9
7.875% due PERP 1,200,000 1,225,459 United Arab Emirates 3.7%
Prologis 1.250% due 10/15/2030 500,000 395,577 United States 1.2%
1,621,036 4.9%
Technology
Microsoft 5.300% due 02/08/2041 500,000 526,767 United States 1.6%
Nokia OYJ
2
2.375% due 05/15/2025 EUR 1,000,000 1,067,417 Finland 3.2%
RELX 4.000% due 03/18/2029 400,000 381,516 United Kingdom 1.1%
1,975,700 5.9%
Utilities
United Utilities 6.875% due 08/15/2028 1,400,000 1,472,505 United Kingdom 4.4%
Total Corporate Bonds (Cost $19,714,907) $ 19,035,465 57.1%

Schedule of Investments
As of May 31, 2024
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
11
Continued on next page.
BBSW: Bank Bill Swap Rate
LIBOR: London Interbank Offered Rates
NIBOR: Norwegian Interbank Offered Rates
Government Bonds - 30 .9 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Financials
Federal Home Loan Bank 1.650% due 10/06/2031 $ 500,000 $ 400,839 United States 1.2%
Government
Asian Development Bank 6.000% due 02/05/2026 BRL 7,500,000 1,339,413 Philippines 4.0%
European Bk Recon & Dev 5.000% due 01/27/2025 BRL 2,000,000 369,251 United Kingdom 1.1%
Export-Import Bank Korea 5.125% due 01/11/2033 500,000 498,305 Korea 1.5%
Inter-American Devel BK 7.500% due 12/05/2024 MXN 25,000,000 1,443,801 United States 4.3%
International Finance 12.000% due 11/03/2027 COP 3,000,000,000 816,083 United States
10
2.4%
Int'l Bk Recon & Develop 4.250% due 01/22/2026 MXN 30,000,000 1,598,762 Germany 4.8%
Int'l Bk Recon & Develop 5.000% due 10/07/2026 COP 6,000,000,000 1,392,792 Germany 4.2%
Ontario 2.650% due 02/05/2025 CAD 500,000 361,871 Canada 1.1%
Perusahaan Penerbit SBSN
2
3.550% due 06/09/2051 500,000 358,387 Indonesia 1.1%
Queensland Treasury 2.500% due 03/06/2029 AUD 750,000 456,391 Australia 1.4%
Republic of Chile 4.340% due 03/07/2042 500,000 426,910 Chile 1.3%
United Kingdom Gilt
2
0.875% due 07/31/2033 GBP 250,000 237,294 United Kingdom 0.7%
United States Treasury Bond 3.250% due 05/15/2042 750,000 615,000 United States 1.8%
9,914,260 29.7%
Total Government Bonds (Cost $10,404,367) $ 10,315,099 30.9%
Municipals Bonds - 4 .5 % Coupon / Maturity Face Amount Market Value Country
1
Percentage of
Net Assets
Real Estate
New York City NY Hsg Dev Corp
6
3.300% due 05/01/2062 1,250,000 1,250,000 United States 3.7%
New York City NY Hsg Dev
6,11
3.300% due 05/01/2062 250,000 250,000 United States 0.8%
Total Municipals Bonds (Cost $1,500,000) $ 1,500,000 4.5%
Total investments (Cost $31,619,274) $ 30,850,564 92.5%
Other assets (net of liabilities) 2,492,676 7.5%
Total net assets $ 33,343,240 100.0%
1
Denotes a country or region of primary exposure
2
Security was purchased pursuant to Regulation S under the Securities Act of 1933 which exempts from registration securities offered and sold outside of the
United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These Securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At May 31,
2024, the aggregate value of these securities was $9,378,721 representing 28.2% of total net assets.
3
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the
Trust's Board of Trustees. At May 31, 2024, the aggregate value of these securities was $1,567,942 representing 4.7% of total net assets.
4
AXA is a fixed to float bond. The bond has a fixed rate until 01/17/2027. The interest rate represents the rate in effect at May 31, 2024.
5
Canadian Imperial Bank is a fixed to float bond. The bond has a fixed rate until 10/28/2025. The interest rate represents the rate in effect at May 31, 2024.
6
Variable rate security. The interest rate represents the rate in effect at May 31, 2024 and resets periodically based on the parenthetically disclosed reference rate and spread.
7
Munich RE is a fixed to float bond. The bond has a fixed rate until 05/26/2032. The interest rate represents the rate in effect at May 31, 2024.
8
Security is perpetual in nature with no stated maturity date.
9
Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
10
Country of domicile
11
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
LIBOR: London Interbank Offered Rates

Schedule of Investments
As of May 31, 2024
Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
12
May 31, 2024
N-CSRS
AUD : Australia Dollar
BRL : Brazil Real
CAD : Canada Dollar
COP : Colombia Peso
EUR : Euro Dollar
GBP : United Kingdom Pound
MXN : Mexico Nuevo Peso
NOK : Norway Krone
USD : United States Dollar

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
13
Statement of Assets and Liabilities Statement of Operations
As of May 31, 2024
Assets
Investments in securities, at value
(Cost $31,619,274) $ 30,850,564
Cash 1,901,165
Interest receivable 437,493
Receivable for Fund shares sold 165,186
Prepaid expenses 10,842
Total assets 33,365,250
Liabilities
Accrued advisory fees 9,863
Accrued trustee expenses 3,198
Accrued audit expenses 2,008
Accrued legal expenses 995
Accrued Chief Compliance Officer expenses 921
Accrued retirement plan custody fee 507
Accrued other operating expenses 1,659
Accrued printing fees 2,859
Total liabilities 22,010
Net assets $33,343,240
Analysis of net assets
Paid-in capital (unlimited shares authorized,
without par value) $35,630,356
Total distributable earnings (2,287,116)
Net assets applicable to Fund shares outstanding $33,343,240
Fund shares outstanding 3,611,407
Net asset value, offering, and redemption price per
share $9.23
Period ended May 31, 2024
Investment income
Interest income $ 777,016
Total investment income 777,016
Expenses
Investment advisory fees 86,593
Filing and registration fees 14,382
Audit fees 9,234
Chief Compliance Officer expenses 5,644
Trustee fees 5,444
Legal fees 4,530
Custodian fees 2,797
Retirement plan custodial fees 567
Other operating expenses 4,068
Total gross expenses 133,259
Less adviser fees waived (28,126)
Less custodian fee credits (2,797)
Net expenses 102,336
Net investment income $674,680
Net realized loss from investments and foreign
currency $(34,728)
Net de crease in unrealized depreciation on
investments and foreign currency 294,952
Net gain on investments 260,224
Net increase in net assets resulting from operations $934,904

Sustainable Bond Fund
The accompanying notes are an integral part of these financial statements.
14
May 31, 2024
N-CSRS
Statements of Changes in Net Assets
Period ended May 31, 2024
Year ended November 30,
2023
Increase in net assets from operations
From operations
Net investment income $674,680 $1,148,799
Net realized loss on investments and foreign currency (34,728) (1,123,261)
Net decrease in unrealized de preciation on investments and foreign currency 294,952 914,606
Net increase in net assets 934,904 940,144
Distributions to shareowners from
Net dividend and distribution to shareholders (1,086,688) (183,662)
Capital share transactions
Proceeds from the sale of shares 5,463,352 7,936,631
Value of shares issued in reinvestment of dividends and distributions 1,083,701 182,968
Cost of shares redeemed (2,507,354) (8,125,858)
Total capital shares transactions 4,039,699 (6,259)
Total increase in net assets 3,887,915 750,223
Net assets
Beginning of period 29,455,325 28,705,102
End of period $33,343,240 $29,455,325
Shares of the Fund sold and redeemed
Sustainable Bond (SEBFX)
Number of shares sold 591,778 863,856
Number of shares issued in reinvestment of dividends and distributions 117,922 20,330
Number of shares redeemed (271,556) (894,442)
Net increase (decrease) in number of shares outstanding 438,144 (10,256)
– –

Sustainable Bond Fund:
Financial Highlights
The accompanying notes are an integral part of these financial statements.
May 31, 2024
N-CSRS
15
tin
Sustainable Bond (SEBFX)
Selected data per share of outstanding capital stock throughout each period:
Period ended
May 31, 2024
Year ended November 30,
2023 2022 2021 2020 2019
A A A A A A A
Net asset value at beginning of period $9.28 $9.02 $10.02 $10.25 $9.70 $9.39
Income from investment operations
Net investment income 0.20 0.36 0.22 0.20 0.23 0.28
Net gains (losses) on securities (both realized and
unrealized) 0.09 (0.04) (0.98) (0.42) 0.42 0.29
Total from investment operations 0.29 0.32 (0.76) (0.22) 0.65 0.57
Less distributions
Dividends (from net investment income) (0.34) (0.06) (0.05) (0.01) (0.10) (0.26)
Distributions (from capital gains) – – (0.19) – – –
Total distributions (0.34) (0.06) (0.24) (0.01) (0.10) (0.26)
Net asset value at end of period $9.23 $9.28 $9.02 $10.02 $10.25 $9.70
Total Return
A
3.14% 3.55% (7.83)% (2.14)% 6.78% 6.09%
Ratios / supplemental data
Net assets ($000), end of period $33,343 $29,455 $28,705 $26,048 $21,973 $27,775
Ratio of expenses to average net assets
Before custodian fee credits
B
0.85% 0.83% 0.74% 0.86% 0.85% 0.83%
After advisory fees waiver
B
0.67% 0.67% 0.66% 0.66% 0.67% 0.66%
After  custodian fee credits
B
0.65% 0.65% 0.65% 0.65% 0.65% 0.65%
Ratio of net investment income after custodian fee credits  to average net assets
B
4.30% 3.89% 2.35% 1.99% 2.33% 2.87%
Portfolio turnover rate
A
7% 54% 80% 65% 63% 38%
A
Not annualized for period of less than one year
B
Annualized for periods of less than one year

Notes To Financial Statements
16
May 31, 2024
N-CSRS
Note 1 – Organization
Saturna Investment Trust (the “Trust”) was established under
Washington State Law as a business trust on February 20, 1987.
The Trust is registered as an open-end, diversified management company under the Investment Company Act of 1940, as amended.
The Trust currently offers shares of eight portfolio series, two of which are covered by this annual report: Saturna Sustainable Equity
Fund and Saturna Sustainable Bond Fund (the “Funds”). The Sextant
Short- Term Bond Fund, Sextant Bond Income Fund, Sextant Core
Fund, Sextant Global High Income Fund, Sextant Growth Fund,
and Sextant International Fund are offered through separate
prospectuses and have a separate shareholder report.
Saturna Sustainable Equity Fund and Saturna Sustainable Bond
Fund commenced operations on March 27, 2015.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the
Financial Accounting Standards Board (FASB) Accounting Standard
Codification Topic 946 “Financial Services – Investment Companies”.
Investment risks:
Sustainable Equity Fund and Sustainable Bond Fund : The value of each Fund’s shares rises and falls as the value of the securities in which the Fund invests goes up and down. Fund share prices, yields, and total returns will change with market fluctuations as well as the fortunes of the countries, industries, and companies in which the
Fund invests. The Funds do not use derivatives to hedge currency, interest rate, or credit risk.
The Fund’s adviser employs a proprietary sustainable rating system based on its own, as well as third-party, data to identify issuers believed to present low environmental, social, and governance
(ESG) risks. Ratings are dependent upon the associated ESG risks that are most pertinent to the sector in which an issuer operates.
The ratings process associated with sustainable and responsible investing reduces the investable universe for each Fund, which limits opportunities and may increase the risk of loss during market declines. The adviser believes that sustainable investing may mitigate security-specific risk, but there is no guarantee that the securities favored by our investment process will perform better and may perform worse than those that are not favored.
The Funds may invest substantially in one or more sectors, which can increase volatility and exposure to issues specific to a particular sector or industry.
Foreign investing involves risks not normally associated with investing in US securities. These include fluctuations in currency exchange rates, less public information about securities, less governmental market supervision, and the lack of uniform financial, social, and political standards. Foreign investing heightens the risk of confiscatory taxation, seizure or nationalization of assets, establishment of currency controls, or adverse political or social developments that affect investments. The risks of investing in foreign securities are typically greater in less developed or emerging countries.
Liquidity risk exists when particular investments are difficult to sell. If a Fund holds illiquid investments, its portfolio may be more difficult to value, especially in changing markets. Investments by a
Fund in foreign securities and those that are thinly traded, such as lower quality issuers, and smaller companies tend to involve greater liquidity risk. If a Fund is forced to sell or unwind these investments to meet redemptions or for other cash needs, the Fund may suffer a penalty. Additionally, the market for certain investments may become illiquid under adverse market or economic conditions
independent of any specific adverse changes in the conditions of a particular issuer. In such cases, the Fund, due to limitations on investments in illiquid securities and the difficulty in purchasing and selling such securities, may be unable to achieve its investment objective.
Sustainable Bond Fund : The risks inherent in the Sustainable Bond
Fund depend primarily on the terms and quality of the obligations in its portfolio, as well as on bond market conditions. When interest rates rise, bond prices fall. When interest rates fall, bond prices go up. Bonds with longer maturities usually are more sensitive to interest rate changes than bonds with shorter maturities. The Fund entails credit risk, which is the possibility that a bond will not be able to pay interest or principal when due. If the credit quality of a bond is perceived to decline, investors will demand a higher yield, which means a lower price on that bond to compensate for the higher level of risk.
The Fund may invest a portion of its assets in securities issued by government sponsored entities such as Fannie Mae, Freddie Mac, and the Federal Home Loan Banks in the US. Foreign governments also sponsor similar entities, which may promote activities such as low-cost housing or alternative energy. The Fund may also invest in the issues of regional, state, and local governments. The terms of such issues can be complex, and there can be no assurance that a government entity will support such enterprises that encounter financial difficulty.
Issuers of high-yield securities are generally not as financially strong as those issuing higher quality securities. These issuers are more likely to encounter financial difficulties and are more vulnerable to changes in the relevant economy that could affect their ability to make interest and principal payments as expected. High-yield bonds may have low or no ratings, and may be considered “junk bonds.”
Bond investments, especially mortgage-backed and asset-backed securities, are subject to the risk that borrowers will prepay the principal more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life, and price of the securities.
Note 2 – Unaudited Information
The information in this interim report has not been subject to independent audit.
Note 3 – Significant Accounting Policies
The following is a summary of the significant accounting policies, in conformity with accounting principles generally accepted in the
United States of America, which are consistently followed by the
Funds in preparation of their financial statements.
Security valuation:
Investments in securities traded on a national securities exchange and over-the-counter securities for which sale prices are available are valued at that price. Securities for which there are no sales are valued at the latest bid price.
Debt securities are valued using bid-side valuations provided by an independent service. The service determines valuations using factors such as yields or prices of bonds of comparable quality, type of issue, coupon maturity, ratings, trading activity, and general market conditions.

Notes To Financial Statements
(continued)
May 31, 2024
N-CSRS
17
Fixed-income debt instruments, such as commercial paper, bankers’
acceptances, and US Treasury Bills, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
Foreign markets may close before the time as of which the Funds’
share prices are determined. Because of this, events occurring after the close and before the determination of the Funds’ share prices may have a material effect on the values of some or all of the Funds’
foreign securities. To account for this, the Funds may use outside pricing services for valuation of their non-US securities.
In cases in which there is not a readily available market price, a fair value for such security is determined in good faith by the Funds'
investment adviser (Saturna Capital), whom the Board of Trustees has designated as the Funds’ valuation designee to perform fair value determinations relating to all Fund investments.
Security transactions are recorded on the trade date. Realized gains and losses on sales of securities are recorded on the identified cost basis.
Foreign currency:
Investment securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
Share valuation:
Each Fund computes the share price of each share class by dividing the net assets attributable to each share class by the outstanding shares of that class. Each share class represents an interest in the same investment portfolio. Each share class is identical in all respects except that each class bears its own class expenses, and each class has exclusive voting rights on matters affecting that class.
As a result of the differences in the expenses borne by each share class, the share price and distributions will vary among a Fund’s share classes. The Funds’ shares are not priced or traded on days the
New York Stock Exchange is closed. The NAV is both the offering and redemption price per share.
Share Valuation Inputs as of May 31, 2024
Level 1 Level 2 Level 3
Funds Quoted Price
Significant
Observable Input
Significant
Unobservable Input Total
Sustainable Equity Fund
Common Stock
Consumer Discretionary $2,542,917 $– $– $2,542,917
Consumer Staples $1,930,365 $– $– $1,930,365
Financials $1,676,967 $– $– $1,676,967
Health Care $3,372,596 $– $– $3,372,596
Industrials $3,008,195 $673,555 $– $3,681,750
Materials $516,120 $– $– $516,120
Technology $7,373,918 $1,025,010 $– $8,398,928
Total Common Stock $20,421,078 $1,698,565 $– $22,119,643
Government Bonds
1
$– $1,546,561 $– $1,546,561
Total Assets $20,421,078 $3,245,126 $– $23,666,204
Sustainable Bond Fund
Corporate Bonds
1
$– $19,035,465 $– $19,035,465
Government Bonds
Financials $– $400,839 $– $400,839
Government $– $9,098,177 $816,083 $9,914,260
Total Government Bonds $– $9,499,016 $816,083 $10,315,099
Municipals Bonds
1
$– $1,500,000 $– $1,500,000
Total Assets $– $30,034,481 $816,083 $30,850,564
1
See the Schedule of Investments for additional details.
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
18
May 31, 2024
N-CSRS
The following is a reconciliation of assets and liabilities for which
Level 3 inputs were used in determining value.
The following is quantitative information about significant
unobservable inputs (Level 3) for the Company as of May 31, 2024 .
The Fund has adopted a policy of recording any transfers of
investment securities between the different levels in the fair value hierarchy as of the end of the year.
Fair value measurements:
Accounting Standards Codification (ASC) 820 establishes a three-
tier framework for measuring fair value based on a hierarchy of inputs. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Funds’
own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ investments and are summarized below.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 - Observable inputs other than quoted prices in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for
the identical instrument on an inactive market, prices for
similar instruments, interest rates, prepayment speeds,
credit risk, yield curves, default rates, and similar data.
Level 3 − Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing
the Trust’s own assumptions about the assumptions a
market participant would use in valuing the asset or
liability, and would be based on the best information
available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in
Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Concentration of credit risk:
The Funds may have deposits of cash with the custodian from time to time for one or more reasons. “Other assets (net of liabilities)” in the Funds’ Schedules of Investments primarily represents cash on deposit with the custodian. Cash on deposit will vary widely over time. Accounting Standards Codification (“ASC”) 825, “Financial
Instruments,” identifies these items as a concentration of credit risk.
The risk is managed by careful financial analysis and review of the custodian’s operations, resources, and protections available to the
Trust. This process includes evaluation of other financial institutions providing investment company custody services.
Federal income taxes:
Each Fund intends to comply with the requirements of the Internal
Revenue Code necessary to qualify as a regulated investment
company and to make the requisite distributions of income and capital gains to its shareowners sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision is required.
The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has
analyzed the Funds’ tax positions and has concluded that no
liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years
(2020 − 2022) or expected to be taken in the Funds’ 2023 tax returns.
The Funds identify their major tax jurisdiction as US federal and foreign jurisdictions where the Funds make significant investments;
however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.
Reclassification of capital accounts:
Accounting principles generally accepted in the United States of
America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.
As of November 30, 2023 , there were no reclassifications to the capital accounts.
Distributions to shareowners:
Sustainable Equity Fund and Sustainable Bond Fund pay income dividends annually, typically by the end of the year. As a result of its investment strategy, the Saturna Sustainable Equity Fund may not pay income dividends. For both Funds, distributions of capital
Common Stocks
Beginning Balance $158,467
Total realized gain (loss) $-
Change in unrealized  appreciation (depreciation) $26,621
Net purchases $-
Net Sales $(185,088)
Transfers into Level 3 $-
Transfers out of Level 3 $-
Ending Balance $0
Corporate Bonds
Beginning Balance $-
Total realized gain (loss) $-
Change in unrealized  appreciation (depreciation) $-
Net purchases $-
Net Sales $-
Transfers into Level 3 $816,083-
Transfers out of Level 3 $-
Ending Balance $816,083
Asset
Category Fair Value
Valuation
Technique
Unobservable
Input Input Value
Government $816,083
Local close on
05/31/2024
adjusted by FX
None
FX
0.000258845
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
May 31, 2024
N-CSRS
19
gains, if any, are made at least annually, and as required to comply with federal excise tax requirements. Distributions to shareowners are determined in accordance with income tax regulations and are recorded on the ex-dividend date. Dividends are paid in shares of the Funds, at the net asset value on the payable date. Shareowners may elect to take distributions if they total $10 or more in cash.
Use of estimates:
The preparation of financial statements in conformity with
accounting principles generally accepted in the United States of
America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.
Foreign taxes:
Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.
LIBOR Transition Risk:
A Fund may invest in certain debt securities or other financial instruments that utilize the London Interbank Offered Rate
(“LIBOR”) as a benchmark or reference rate for various interest rate calculations. A benchmark or reference rate may be a significant factor in determining the cost of financing to a Fund or an
investment’s value or return to a Fund, and may be used in other ways that affect a Fund’s investment performance.
LIBOR was discontinued as a floating rate benchmark after June
30, 2023. It is anticipated that financial instruments, such as certain floating rate bonds, that previously utilized LIBOR have transitioned to using the Secured Overnight Financing Rate (“SOFR”), which is a broad measure of the cost of overnight borrowings secured by US Treasury securities. The transition from LIBOR to SOFR (or any other replacement rate) may lead to a reduction in the value of some LIBOR-based investments, as well as significant market uncertainty, increased volatility, and illiquidity in markets for various instruments, which may result in prolonged adverse market conditions and impact a Fund’s performance or NAV.
Other:
Interest income is recognized on an accrual basis. Premiums on securities purchased are amortized, and discounts are accreted using the yield to maturity method over the lives of the respective securities or where applicable, to the first call date of the securities with premiums. Dividends from equity securities are recorded as income on the ex-dividend date or as soon as information is available to the Fund.
Note 4 – Transactions with Affiliated Persons
Under contracts approved annually by the Board of Trustees,
including those who are not parties to the contract or “interested persons” (as defined in the Investment Company Act of 1940) of such parties or the Trust (the “Independent Trustees”), Saturna
Capital Corporation (“Saturna Capital”) provides investment
advisory services and certain other administrative services required to conduct Trust business. Expenses incurred by the Trust on behalf of the Funds (e.g., legal fees) are allocated to the Funds on the basis of relative daily average net assets. For such services, each of the
Funds pays the adviser an Investment Advisory and Administrative
Services Fee of 0.65% for the Sustainable Equity Fund and 0.55%
for the Sustainable Bond Fund of average net assets per annum, payable monthly. In addition, the adviser has agreed to certain limits on other expenses, as described below
The Adviser has undertaken to limit expenses of the Sustainable
Equity Fund to 0.75% and the Sustainable Bond Fund to 0.65%
through March 31, 2024. For the fiscal period ended May 31, 2024 , the advisory fees incurred were as follows:
1
In accordance with the expense limitation noted above, for the fiscal period ended May 31, 2024 , Saturna Capital waived a portion of the advisory fees of the Sustainable Equity Fund and Sustainable Bond
Fund. The adviser cannot recoup previously waived fees
Saturna Brokerage Services, Inc. (“SBS”), a discount brokerage and subsidiary of Saturna Capital Corporation, is registered as a broker-
dealer and acts as distributor. On December 19, 2014, the Funds adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act. On June 2, 2017, 12b-1 fees were terminated for both
Saturna Sustainable Funds.
SBS is used to effect equity portfolio transactions for the Trust. SBS currently executes portfolio transactions without commission.
Transactions effected through other brokers are subject to
commissions payable to that broker.
Saturna Trust Company (“STC”), a subsidiary of Saturna Capital, acts as retirement plan custodian for the Funds. Each class of shares of a Fund pays an annual fee of $10 per account for retirement plan services to Saturna Trust Company. For the fiscal period ended May
31, 2024 , the Funds incurred the following retirement plan custodial fees to STC:
Ms. Jane Carten serves as a trustee and president of the Trust. She is also a director and president of Saturna Capital, vice president of
Saturna Trust Company, and chairman of Saturna Sendirian Berhad .
Ms. Carten is not compensated by the Trust. For the fiscal period ended May 31, 2024 , the Saturna Investment Trust incurred $40,899 of total expenses for the Independent Trustee's compensation and
Trust board meetings. The Saturna Sustainable Funds incurred
$9,181 of these total expenses.
Advisory Fees
Advisory Fees
Waived
900
Sustainable Equity Fund $75,568
$(22,111)
950
Sustainable Bond Fund $86,593
$(28,126)
Retirement plan custodial fees
900
Sustainable Equity Fund (SEEFX) $917
950
Sustainable Bond Fund (SEBFX) $567
Note 3 – Significant Accounting Policies
(continued)

Notes To Financial Statements
(continued)
20
May 31, 2024
N-CSRS
On May 31, 2024 , the trustees, officers, and their affiliates (including
Saturna Capital Corporation) as a group, owned the following percentages of outstanding shares:
The officers of the Trust are paid by Saturna Capital Corporation, not the Trust, except the Chief Compliance Officer, who is partially compensated by the Trust. For the fiscal period ended May 31, 2024 , the Funds paid the following compensation expenses for the Chief
Compliance Officer:
Note 5 – Distributions to Shareowners
The tax characteristics of distributions paid for the fiscal period ended May 31, 2024 , and the fiscal year ended November 30, 2023 , were as follows:
Note 6 – Federal Income Taxes
The cost basis of investments for federal income tax purposes at
May 31, 2024 , were as follows:
As of November 30, 2023 , the components of distributable earnings on a tax basis were as follows:
At November 30, 2023 , the Funds had the following capital loss carryforwards and loss deferrals, subject to regulation. Prior to their expiration, loss carryforwards may be used to offset future net capital gains realized for federal income tax purposes.
Note 7 – Investments
During the fiscal period ended May 31, 2024 , the Funds purchased and sold the following amounts of securities.
Note 8 – Custodian
Under agreements in place with the Trust’s custodian, UMB Bank, custody fees are reduced by credits for cash balances. For the fiscal period ended May 31, 2024 , such reductions were as follows:
Note 9 – Subsequent Events
There were no other events or transactions during the period that materially impacted the amounts or disclosures in the Funds’
financial statements.
Trustees', officers', and affiliates' ownership
900
Sustainable Equity Fund(SEEFX) 35.67%
950
Sustainable Bond Fund(SEBFX) 15.78%
Chief Compliance Officer
900
Sustainable Equity Fund $3,720
950
Sustainable Bond Fund $5,644
Sustainable Equity Fund May 31, 2024
November 30,
2023
Ordinary Income $219,353 $177,042
Sustainable Bond Fund May 31, 2024
November 30,
2023
Ordinary Income $1,086,688 $183,662
1
Long-Term Capital Gain dividend designated at 20% rate pursuant to Section
852(b)(3) of the Internal Revenue Code.
Sustainable
Equity Fund
Sustainable Bond
Fund
Cost of investments $16,168,354 $31,619,274
Gross tax unrealized appreciation $8,430,565 $471,619
Gross tax unrealized depreciation $(932,715) $(1,240,329)
Net tax unrealized appreciation
(depreciation) $7,497,850 $(768,710)
Sustainable Equity Fund
Undistributed ordinary income $221,989
Accumulated capital and other losses $(635,498)
Tax accumulated earnings $(413,509)
Unrealized Appreciation $4,547,702
Other unrealized accumulated losses $(292)
Total accumulated earnings $4,133,902
Sustainable Bond Fund
Undistributed ordinary income $1,028,700
Accumulated capital and other losses $(2,085,630)
Tax accumulated earnings $(1,056,930)
Unrealized Depreciation $(1,066,729)
Other unrealized accumulated losses $(11,671)
Total accumulated earnings $(2,135,330)
Sustainable Equity
Fund
Sustainable Bond
Fund
Short term loss carryforward $166,809 $904,725
Long term loss carryforward $468,690 $1,180,905
Total Capital loss carryforward $635,499 $2,085,630
Purchases Sales
900
Sustainable Equity Fund $1,392,944 $1,809,169
950
Sustainable Bond Fund $6,372,311 $2,224,773
Custodian Fee Credits
900
Sustainable Equity Fund $717
950
Sustainable Bond Fund $2,797
Note 4 – Transactions with Affiliated Persons
(continued)

May 31, 2024
N-CSRS
21
Availability of Quarterly Portfolio Information
(1) The Saturna Sustainable Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
(2) The Funds’ Form N-PORT reports are available on the SEC’s website at www.sec.gov and at www.saturnasustainable.com.
(3) The Funds post a complete schedule of portfolio holdings after the end of each month, available to investors at www.
saturnasustainable.com.
Privacy Statement
At Saturna Capital and Saturna Investment Trust, we understand the importance of maintaining the privacy of your financial information.
We want to assure you that we protect the confidentiality of any personal information that you share with us. In addition, we do not sell information about our current or former customers.
In the course of our relationship, we gather certain nonpublic information about you, including your name, address, investment choices, and account information. We do not disclose your
information to unaffiliated third parties unless it is necessary to process a transaction; service your account; deliver your account statements, shareowner reports, and other information; or as required by law. When we disclose information to unaffiliated third parties, we require a contract to restrict the companies’ use of customer information and from sharing or using it for any purposes other than performing the services for which they were required.
We may share information within the Saturna Capital family of companies in the course of informing you about products or
services that may address your investing needs.
We maintain our own technology resources to minimize the need for any third-party services, and restrict access to information within Saturna. We maintain physical, electronic, and procedural safeguards to guard your personal information. If you have any questions or concerns about the security or privacy of your
information, please call us at 1-800-728-8762.

www.saturnasustainable.com

1300 North State Street
Bellingham, WA 98225
www.saturna.com
1-800-728-8762

This report is issued for the information of the shareowners of the Funds. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus relating to the securities of the Funds. The Saturna Sustainable Funds are series of Saturna Investment Trust.

Saturna Brokerage Services, Distributor

This report is printed on paper with a minimum of 30% post-consumer fiber using soy-based inks. It is 100% recyclable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
Not applicable.
Item 9. Proxy Disclosures for Open-End Management Investment Companies.
Not applicable.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
The Funds’ disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 13. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 15.  Submission of Matters to a Vote of Security Holders.
No changes to report.
Item 16.  Controls and Procedures.
a. The Registrant’s President and Treasurer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
b. There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30e-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 18. Recovery of Erroneously Awarded Compensation.
Not applicable.
Item 19. Exhibits.
Exhibits included with this filing:
(a)(1) Code of Ethics.
(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)(3) Not applicable.
(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SATURNA INVESTMENT TRUST

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 30, 2024
Date

Pursuant to the requirements of the Securities Exchange Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities indicated.

By:
/s/ Jane K. Carten, President
Signature and Title

Jane K. Carten, President
Printed name and Title

                July 30, 2024
Date

By:
/s/Christopher R. Fankhauser, Treasurer
Signature and Title

Christopher R. Fankhauser, Treasurer
Printed name and Title

                July 30, 2024
Date